UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   March 31, 2005


ITEM 1.    REPORTS TO STOCKHOLDERS.



[LOGO] AllIANCEBERNSTEIN(SM)
Investment Research and Management

AllianceBernstein
Municipal Income Fund II

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Tax-Exempt Income
                       Semi-Annual Report--March 31, 2005
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

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The Fund expects to hold a meeting of shareholders on or about November 15,
2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
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                           Investment Products Offered
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                           o     Are Not FDIC Insured

                           o     May Lose Value

                           o     Are Not Bank Guaranteed
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The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 23, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the "Portfolios") for the semi-annual reporting period ended March 31, 2005.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results


The tables on pages 5-7 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended March 31, 2005. For the six-month period ended March 31, 2005, all of the AllianceBernstein Municipal Income Fund II Portfolios outperformed the benchmark, the LB Municipal Index, which represents the municipal market and posted a positive return of 1.21%. A description of each Portfolio's relative performance versus the benchmark for the six-month period ended March 31, 2005 follows.

Arizona Portfolio -- The Arizona Portfolio's stronger relative performance was largely the result of security selection in the special tax and hospital sectors. In addition, the Portfolio benefited from its investment in bonds maturing in 15-20 years and lower-rated securities.

Florida Portfolio -- The Florida Portfolio's stronger relative performance was largely the result of its relative weight in the housing, industrial revenue bond, hospital and pre-refunded sectors. Security selection in the special tax, housing, insured and hospital sectors also contributed to positive relative performance. In addition, the Portfolio benefited from its investment in bonds maturing in 15-20 years and lower-rated securities.

Massachusetts Portfolio -- The Massachusetts Portfolio's stronger relative performance was largely the result of security selection in the pre-refunded, insured and special tax sectors. In addition, the Portfolio benefited from its investment in bonds maturing in 15-20 years and lower-rated securities.

Michigan Portfolio -- The Michigan Portfolio's stronger relative performance was largely the result of security selection in the insured and general obligation sectors. The Portfolio's relative weight in the hospital and pre-refunded sectors also contributed positively to performance. In addition, the Portfolio benefited from its investment in bonds maturing in 15-20 years and lower-rated securities.

Minnesota Portfolio -- The Minnesota Portfolio's stronger relative performance was largely the result of its relative weight in the pre-refunded, hospital and industrial revenue bond sectors.


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 1

Security  selection  in  the  insured,   hospital  and  education  sectors  also
contributed to positive relative performance.

New Jersey Portfolio -- The New Jersey Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. Security selection in the insured, pre-refunded and general obligation sectors also contributed to positive relative performance.

Ohio Portfolio -- The Ohio Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. The Portfolio benefited from security selection in the insured, general obligation and special tax sectors. Security selection in the industrial revenue bond and housing sectors detracted from the Portfolio's performance. In addition, the Portfolio's performance benefited from its investment position in lower-rated obligations.

Pennsylvania Portfolio -- The Pennsylvania Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. The Portfolio benefited from security selection in the hospital, insured and special tax sectors. Security selection in the industrial revenue bond and housing sectors detracted from the Portfolio's performance. In addition, the Portfolio's performance benefited from its investment position in lower-rated obligations.

Virginia Portfolio -- The Virginia Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. The Portfolio benefited from security selection in the education, insured and special tax sectors. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Market Review and Investment Strategy

During the six-month period ended March 31, 2005, long-term municipal bond yields have declined while shorter term yields increased. The resulting reduction in the yield differential between short- and long-term bonds was in line with yield changes in the Treasury bond market. The U.S. Federal Reserve increased the Fed Funds rate by 1.25% through five rate hikes over the past six months. As a result, short-term bond yields increased. Inconclusive economic signals and moderate inflation expectations, however, allowed longer term bond yields to decline. On a pre-tax basis, the municipal market outperformed the taxable bond market for the six-month period ended March 31, 2005. The LB Municipal Index gained 1.21% during this period while the LB U.S. Aggregate Index, representing taxable


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2 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
bonds, gained 0.47%. As of March 31, 2005, 30-year municipal bonds were yielding approximately 97% of comparable maturity Treasury bonds.

Interest rates are still low by historical standards versus inflation and indications of economic growth. As such, the Fund's portfolio management team continues to maintain shorter-than-benchmark portfolio durations. The low rate environment has led to relatively strong demand for lower-rated bonds as investors seek higher income-producing bonds. As the yield premium on lower-rated bonds declined, making them more expensive to buy/own versus high quality bonds, we sold lower-rated bonds opportunistically. Stronger economic growth has helped boost state and local government tax revenues in 2004, improving the creditworthiness of state and local issuers. Holdings in general obligation bonds benefited from this trend.


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 3

                                                          Historical Performance
--------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note that individual state municipal portfolios are non-diversified and subject to geographic risk based on their narrow investment objectives. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.

(Historical Performance continued on next page)


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4 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance
--------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2005

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Arizona Portfolio
   Class A                                      2.37%             4.80%
--------------------------------------------------------------------------------
   Class B                                      1.93%             3.97%
--------------------------------------------------------------------------------
   Class C                                      1.93%             3.98%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Florida Portfolio
   Class A                                      1.98%             3.78%
--------------------------------------------------------------------------------
   Class B                                      1.53%             2.96%
--------------------------------------------------------------------------------
   Class C                                      1.63%             2.97%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Massachusetts Portfolio
   Class A                                      1.67%             3.89%
--------------------------------------------------------------------------------
   Class B                                      1.23%             3.17%
--------------------------------------------------------------------------------
   Class C                                      1.23%             3.17%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 5

                                                          Historical Performance
--------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2005

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Michigan Portfolio
   Class A                                      1.97%             3.67%
--------------------------------------------------------------------------------
   Class B                                      1.72%             3.05%
--------------------------------------------------------------------------------
   Class C                                      1.72%             3.05%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Minnesota Portfolio
   Class A                                      1.97%             2.90%
--------------------------------------------------------------------------------
   Class B                                      1.52%             2.09%
--------------------------------------------------------------------------------
   Class C                                      1.62%             2.18%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  New Jersey Portfolio
   Class A                                      2.20%             3.41%
--------------------------------------------------------------------------------
   Class B                                      1.95%             2.80%
--------------------------------------------------------------------------------
   Class C                                      1.95%             2.69%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


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6 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance
--------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2005

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Ohio Portfolio
   Class A                                      1.81%             3.38%
--------------------------------------------------------------------------------
   Class B                                      1.56%             2.77%
--------------------------------------------------------------------------------
   Class C                                      1.56%             2.76%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Pennsylvania Portfolio
   Class A                                      1.62%             2.77%
--------------------------------------------------------------------------------
   Class B                                      1.27%             2.05%
--------------------------------------------------------------------------------
   Class C                                      1.27%             2.05%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

                                                        Returns
                                            ------------------------------------
                                            6 Months         12 Months
--------------------------------------------------------------------------------
  Virginia Portfolio
   Class A                                      2.04%             3.82%
--------------------------------------------------------------------------------
   Class B                                      1.69%             3.11%
--------------------------------------------------------------------------------
   Class C                                      1.79%             3.11%
--------------------------------------------------------------------------------
  LB Municipal Index                            1.21%             2.67%
--------------------------------------------------------------------------------

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 7

                                                          Historical Performance
--------------------------------------------------------------------------------

ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      4.80%                  0.32%
5 Years                                     6.26%                  5.34%
10 Years                                    6.41%                  5.95%
SEC Yield*                                  3.73%
Taxable Equivalent Yield**                  7.47%

Class B Shares
1 Year                                      3.97%                  0.97%
5 Years                                     5.52%                  5.52%
10 Years(a)                                 5.97%                  5.97%
SEC Yield*                                  3.20%
Taxable Equivalent Yield**                  5.98%

Class C Shares
1 Year                                      3.98%                  2.98%
5 Years                                     5.52%                  5.52%
10 Years                                    5.68%                  5.68%
SEC Yield*                                  3.21%
Taxable Equivalent Yield**                  5.98%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                             0.32%
5 Years                                                            5.34%
10 Years                                                           5.95%

Class B Shares
1 Year                                                             0.97%
5 Years                                                            5.52%
10 Years(a)                                                        5.97%

Class C Shares
1 Year                                                             2.98%
5 Years                                                            5.52%
10 Years                                                           5.68%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


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8 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance
--------------------------------------------------------------------------------

FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      3.78%                 -0.65%
5 Years                                     6.49%                  5.57%
10 Years                                    6.51%                  6.04%
SEC Yield*                                  3.89%
Taxable Equivalent Yield**                  8.37%


Class B Shares
1 Year                                      2.96%                  0.00%
5 Years                                     5.72%                  5.72%
10 Years(a)                                 6.05%                  6.05%
SEC Yield*                                  3.36%
Taxable Equivalent Yield**                  6.34%

Class C Shares
1 Year                                      2.97%                  1.98%
5 Years                                     5.72%                  5.72%
10 Years                                    5.75%                  5.75%
SEC Yield*                                  3.36%
Taxable Equivalent Yield**                  6.34%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -0.65%
5 Years                                                            5.57%
10 Years                                                           6.04%

Class B Shares
1 Year                                                             0.00%
5 Years                                                            5.72%
10 Years(a)                                                        6.05%

Class C Shares
1 Year                                                             1.98%
5 Years                                                            5.72%
10 Years                                                           5.75%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 9

                                                          Historical Performance
--------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      3.89%                 -0.57%
5 Years                                     5.95%                  5.04%
10 Years                                    6.44%                  5.97%
SEC Yield*                                  3.58%
Taxable Equivalent Yield**                  7.88%

Class B Shares
1 Year                                      3.17%                  0.19%
5 Years                                     5.22%                  5.22%
10 Years(a)                                 6.01%                  6.01%
SEC Yield*                                  3.04%
Taxable Equivalent Yield**                  6.29%

Class C Shares
1 Year                                      3.17%                  2.18%
5 Years                                     5.22%                  5.22%
10 Years                                    5.72%                  5.72%
SEC Yield*                                  3.04%
Taxable Equivalent Yield**                  6.30%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -0.57%
5 Years                                                            5.04%
10 Years                                                           5.97%

Class B Shares
1 Year                                                             0.19%
5 Years                                                            5.22%
10 Years(a)                                                        6.01%

Class C Shares
1 Year                                                             2.18%
5 Years                                                            5.22%
10 Years                                                           5.72%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
10 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance
--------------------------------------------------------------------------------

MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      3.67%                 -0.72%
5 Years                                     6.53%                  5.61%
10 Years                                    6.85%                  6.39%
SEC Yield*                                  3.73%
Taxable Equivalent Yield**                  7.44%

Class B Shares
1 Year                                      3.05%                  0.07%
5 Years                                     5.81%                  5.81%
10 Years(a)                                 6.40%                  6.40%
SEC Yield*                                  3.20%
Taxable Equivalent Yield**                  5.84%

Class C Shares
1 Year                                      3.05%                  2.06%
5 Years                                     5.81%                  5.81%
10 Years                                    6.10%                  6.10%
SEC Yield*                                  3.20%
Taxable Equivalent Yield**                  5.84%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -0.72%
5 Years                                                            5.61%
10 Years                                                           6.39%

Class B Shares
1 Year                                                             0.07%
5 Years                                                            5.81%
10 Years(a)                                                        6.40%

Class C Shares
1 Year                                                             2.06%
5 Years                                                            5.81%
10 Years                                                           6.10%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 11

                                                          Historical Performance
--------------------------------------------------------------------------------

MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      2.90%                 -1.51%
5 Years                                     6.09%                  5.16%
10 Years                                    6.06%                  5.60%
SEC Yield*                                  3.46%
Taxable Equivalent Yield**                  7.91%

Class B Shares
1 Year                                      2.09%                 -0.87%
5 Years                                     5.34%                  5.34%
10 Years(a)                                 5.60%                  5.60%
SEC Yield*                                  2.91%
Taxable Equivalent Yield**                  5.79%

Class C Shares
1 Year                                      2.18%                  1.20%
5 Years                                     5.35%                  5.35%
10 Years                                    5.32%                  5.32%
SEC Yield*                                  2.91%
Taxable Equivalent Yield**                  5.78%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -1.51%
5 Years                                                            5.16%
10 Years                                                           5.60%

Class B Shares
1 Year                                                            -0.87%
5 Years                                                            5.34%
10 Years(a)                                                        5.60%

Class C Shares
1 Year                                                             1.20%
5 Years                                                            5.35%
10 Years                                                           5.32%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
12 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance
--------------------------------------------------------------------------------

NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      3.41%                 -0.97%
5 Years                                     5.27%                  4.36%
10 Years                                    5.73%                  5.27%
SEC Yield*                                  3.59%
Taxable Equivalent Yield**                  8.86%

Class B Shares
1 Year                                      2.80%                 -0.17%
5 Years                                     4.54%                  4.54%
10 Years(a)                                 5.27%                  5.27%
SEC Yield*                                  3.04%
Taxable Equivalent Yield**                  6.37%

Class C Shares
1 Year                                      2.69%                  1.70%
5 Years                                     4.52%                  4.52%
10 Years                                    4.97%                  4.97%
SEC Yield*                                  3.04%
Taxable Equivalent Yield**                  6.37%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -0.97%
5 Years                                                            4.36%
10 Years                                                           5.27%

Class B Shares
1 Year                                                            -0.17%
5 Years                                                            4.54%
10 Years(a)                                                        5.27%

Class C Shares
1 Year                                                             1.70%
5 Years                                                            4.52%
10 Years                                                           4.97%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 13

                                                          Historical Performance
--------------------------------------------------------------------------------

OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      3.38%                 -1.01%
5 Years                                     5.98%                  5.06%
10 Years                                    6.03%                  5.57%
SEC Yield*                                  3.49%
Taxable Equivalent Yield**                  8.15%

Class B Shares
1 Year                                      2.77%                 -0.21%
5 Years                                     5.23%                  5.23%
10 Years(a)                                 5.58%                  5.58%
SEC Yield*                                  2.94%
Taxable Equivalent Yield**                  5.94%

Class C Shares
1 Year                                      2.76%                  1.77%
5 Years                                     5.23%                  5.23%
10 Years                                    5.29%                  5.29%
SEC Yield*                                  2.93%
Taxable Equivalent Yield**                  5.94%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -1.01%
5 Years                                                            5.06%
10 Years                                                           5.57%

Class B Shares
1 Year                                                            -0.21%
5 Years                                                            5.23%
10 Years(a)                                                        5.58%

Class C Shares
1 Year                                                             1.77%
5 Years                                                            5.23%
10 Years                                                           5.29%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
14 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance
--------------------------------------------------------------------------------

PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      2.77%                 -1.60%
5 Years                                     6.42%                  5.50%
10 Years                                    6.36%                  5.89%
SEC Yield*                                  3.64%
Taxable Equivalent Yield**                  7.76%

Class B Shares
1 Year                                      2.05%                 -0.91%
5 Years                                     5.68%                  5.68%
10 Years(a)                                 5.90%                  5.90%
SEC Yield*                                  3.10%
Taxable Equivalent Yield**                  5.90%

Class C Shares
1 Year                                      2.05%                  1.06%
5 Years                                     5.68%                  5.68%
10 Years                                    5.61%                  5.61%
SEC Yield*                                  3.10%
Taxable Equivalent Yield**                  5.90%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -1.60%
5 Years                                                            5.50%
10 Years                                                           5.89%

Class B Shares
1 Year                                                            -0.91%
5 Years                                                            5.68%
10 Years(a)                                                        5.90%

Class C Shares
1 Year                                                             1.06%
5 Years                                                            5.68%
10 Years                                                           5.61%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 15

                                                          Historical Performance
--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         NAV Returns            SEC Returns
Class A Shares
1 Year                                      3.82%                 -0.58%
5 Years                                     6.16%                  5.25%
10 Years                                    6.65%                  6.19%
SEC Yield*                                  3.61%
Taxable Equivalent Yield**                  8.21%

Class B Shares
1 Year                                      3.11%                  0.14%
5 Years                                     5.43%                  5.43%
10 Years(a)                                 6.22%                  6.22%
SEC Yield*                                  3.08%
Taxable Equivalent Yield**                  6.51%

Class C Shares
1 Year                                      3.11%                  2.12%
5 Years                                     5.44%                  5.44%
10 Years                                    5.93%                  5.93%
SEC Yield*                                  3.08%
Taxable Equivalent Yield**                  6.53%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                            -0.58%
5 Years                                                            5.25%
10 Years                                                           6.19%

Class B Shares
1 Year                                                             0.14%
5 Years                                                            5.43%
10 Years(a)                                                        6.22%

Class C Shares
1 Year                                                             2.12%
5 Years                                                            5.44%
10 Years                                                           5.93%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.



--------------------------------------------------------------------------------
16 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Arizona Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,023.71            $   3.94
Hypothetical (5% return before expenses)         $    1,000          $  1,021.04            $   3.93
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,019.25            $   7.45
Hypothetical (5% return before expenses)         $    1,000          $  1,017.55            $   7.44
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,019.25            $   7.45
Hypothetical (5% return before expenses)         $    1,000          $  1,017.55            $   7.44
----------------------------------------------------------------------------------------------------

(Fund Expenses continued on next page)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 17

                                                                   Fund Expenses
--------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)

Florida Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,019.84            $   3.93
Hypothetical (5% return before expenses)         $    1,000          $  1,021.04            $   3.93
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,015.33            $   7.44
Hypothetical (5% return before expenses)         $    1,000          $  1,017.55            $   7.44
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,016.32            $   7.44
Hypothetical (5% return before expenses)         $    1,000          $  1,017.55            $   7.44
----------------------------------------------------------------------------------------------------

Massachusetts Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,016.67            $   4.12
Hypothetical (5% return before expenses)         $    1,000          $  1,020.84            $   4.13
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,012.25            $   7.63
Hypothetical (5% return before expenses)         $    1,000          $  1,017.35            $   7.64
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,012.31            $   7.63
Hypothetical (5% return before expenses)         $    1,000          $  1,017.35            $   7.64
----------------------------------------------------------------------------------------------------


Michigan Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,019.73            $   5.09
Hypothetical (5% return before expenses)         $    1,000          $  1,019.90            $   5.09
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,017.23            $   8.60
Hypothetical (5% return before expenses)         $    1,000          $  1,016.40            $   8.60
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,017.24            $   8.60
Hypothetical (5% return before expenses)         $    1,000          $  1,016.40            $   8.60
----------------------------------------------------------------------------------------------------

(Fund Expenses continued on next page)



--------------------------------------------------------------------------------
18 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses
--------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)

Minnesota Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,019.74            $   4.53
Hypothetical (5% return before expenses)         $    1,000          $  1,020.44            $   4.53
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,015.24            $   8.04
Hypothetical (5% return before expenses)         $    1,000          $  1,016.95            $   8.05
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,016.19            $   8.04
Hypothetical (5% return before expenses)         $    1,000          $  1,016.95            $   8.05
----------------------------------------------------------------------------------------------------

New Jersey Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,021.95            $   4.39
Hypothetical (5% return before expenses)         $    1,000          $  1,020.59            $   4.38
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,019.48            $   7.90
Hypothetical (5% return before expenses)         $    1,000          $  1,017.10            $   7.90
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,019.47            $   7.90
Hypothetical (5% return before expenses)         $    1,000          $  1,017.10            $   7.90
----------------------------------------------------------------------------------------------------

Ohio Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,018.06            $   4.28
Hypothetical (5% return before expenses)         $    1,000          $  1,020.69            $   4.28
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,015.59            $   7.79
Hypothetical (5% return before expenses)         $    1,000          $  1,017.20            $   7.80
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,015.57            $   7.79
Hypothetical (5% return before expenses)         $    1,000          $  1,017.20            $   7.80
----------------------------------------------------------------------------------------------------

(Fund Expenses continued on next page)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 19

                                                                   Fund Expenses
--------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)

Pennsylvania Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,016.19            $   4.78
Hypothetical (5% return before expenses)         $    1,000          $  1,020.19            $   4.78
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,012.66            $   8.28
Hypothetical (5% return before expenses)         $    1,000          $  1,016.70            $   8.30
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,012.67            $   8.28
Hypothetical (5% return before expenses)         $    1,000          $  1,016.70            $   8.30
----------------------------------------------------------------------------------------------------

Virginia Portfolio

                                                  Beginning               Ending
                                              Account Value        Account Value       Expenses Paid
                                            October 1, 2004       March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                           $    1,000          $  1,020.37            $   3.63
Hypothetical (5% return before expenses)         $    1,000          $  1,021.34            $   3.63
----------------------------------------------------------------------------------------------------
Class B
Actual                                           $    1,000          $  1,016.87            $   7.14
Hypothetical (5% return before expenses)         $    1,000          $  1,017.85            $   7.14
----------------------------------------------------------------------------------------------------
Class C
Actual                                           $    1,000          $  1,017.85            $   7.14
Hypothetical (5% return before expenses)         $    1,000          $  1,017.85            $   7.14
----------------------------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

                                                Annualized Expense Ratio
                                          ------------------------------------
                                          Class A        Class B       Class C
------------------------------------------------------------------------------
Arizona Portfolio                           0.78%          1.48%         1.48%
Florida Portfolio                           0.78%          1.48%         1.48%
Massachusetts Portfolio                     0.82%          1.52%         1.52%
Michigan Portfolio                          1.01%          1.71%         1.71%
Minnesota Portfolio                         0.90%          1.60%         1.60%
New Jersey Portfolio                        0.87%          1.57%         1.57%
Ohio Portfolio                              0.85%          1.55%         1.55%
Pennsylvania Portfolio                      0.95%          1.65%         1.65%
Virginia Portfolio                          0.72%          1.42%         1.42%


--------------------------------------------------------------------------------
20 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary
--------------------------------------------------------------------------------

BOND RATING SUMMARY*
March 31, 2005 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ARIZONA PORTFOLIO

 61.8%    AAA
  7.8%    AA
  7.2%    A
 13.0%    BBB
 10.2%    BB

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FLORIDA PORTFOLIO

 56.0%    AAA
 13.5%    AA
 11.0%    A
  8.6%    BBB
 10.9%    BB

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

MASSACHUSETTS PORTFOLIO

62.3%     AAA
18.2%     AA
 5.1%     A
 9.5%     BBB
 4.9%     BB

* All data are as of March 31, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 21

                                                             Bond Rating Summary
--------------------------------------------------------------------------------

BOND RATING SUMMARY*
March 31, 2005 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

MICHIGAN PORTFOLIO

59.3%     AAA
16.5%     AA
 5.2%     A
 8.6%     BBB
10.4%     BB

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

MINNESOTA PORTFOLIO

61.1%     AAA
11.6%     AA
15.6%     A
 6.0%     BBB
 5.7%     BB

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

NEW JERSEY PORTFOLIO

54.2%     AAA
12.8%     AA
19.5%     A
 8.2%     BBB
 5.3%     BB

* All data are as of March 31, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
22 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary
--------------------------------------------------------------------------------

BOND RATING SUMMARY*
March 31, 2005 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OHIO PORTFOLIO

 60.2%    AAA
  6.7%    AA
 18.2%    A
  9.7%    BBB
  5.2%    BB

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

PENNSYLVANIA PORTFOLIO
 52.5%    AAA
 18.3%    AA
 12.4%    A
  8.6%    BBB
  7.9%    BB
  0.3%    B

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

VIRGINIA PORTFOLIO
42.7%     AAA
26.2%     AA
14.4%     A
 5.0%     BBB
11.7%     BB

* All data are as of March 31, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 23

                                    Arizona Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 99.5%
Long-Term Municipal Bonds - 92.6%
Arizona - 79.3%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona St Univ Proj) Ser 00
   6.25%, 9/01/32...........................   $   2,000   $     2,065,780
Arizona Health Facs Auth Rev
   (Blood System, Inc.) Ser 04
   5.00%, 4/01/19...........................         750           767,993
Arizona State Transn Brd Hwy Rev
   Ser 04B
   5.00%, 7/01/24...........................       4,000         4,177,240
Arizona School Brd Fac Rev
   Ser 01
   5.00%, 7/01/19...........................       6,730         7,147,528
   AMBAC Ser 04
   9.11%, 7/01/16(a)(b).....................       5,000         6,477,400
Arizona State Univ Ctfs Partn
   (Research Infrastructure Projs)
   AMBAC Ser 05A
   5.00%, 9/01/23...........................       2,000         2,092,160
Arizona State Univ Revs
   AMBAC Ser 05
   5.00%, 9/01/26...........................       1,000         1,042,260
Arizona Student Loan Auth
   (Student Loan Rev)
   Ser 99B-1 AMT
   5.90%, 5/01/24...........................       1,500         1,588,530
Arizona Tourirsm & Sports Auth Tax Rev
   (Multipurpose Stadium Fac) MBIA Ser 03A
   5.00%, 7/01/25...........................       2,400         2,491,728
Estrella Mtn Ranch Cmnty Fac Dist
   (Golf Village) Ser 01A
   7.875%, 7/01/25..........................       3,706         4,080,158
   (Desert Village)
   7.375%, 7/01/27..........................       2,000         2,161,580
Gilbert Wtr Res Mun Ppty Corp.
   (Wastewater Sys & Util Rev) Ser 04
   4.90%, 4/01/19...........................       2,500         2,457,775
Glendale IDA Ed Fac
   (Midwestern Univ) Ser 01A
   5.875%, 5/15/31..........................       3,770         4,026,963
   (Midwestern Univ) CONNIE LEE
   Ser 96A
   6.00%, 5/15/26...........................         475           497,705


--------------------------------------------------------------------------------
24 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Goodyear Cmnty Fac Dist
   (Palm Valley) Ser 96C
   7.25%, 7/01/16...........................   $   3,437   $     3,589,500
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 99 AMT
   5.95%, 10/01/23.........................        3,160         3,242,729
Greater Arizona Dev Auth Infrastructure Rev
   MBIA Ser 05A
   5.00%, 8/01/21...........................       1,600         1,688,384
Hassayampa Cmnty Fac Dist #2
   (Forest Ridge Estates) Ser 00
   7.50%, 7/01/24...........................         855           939,303
Hassayampa Cmnty Fac District
   Ser 96
   7.75%, 7/01/21...........................       3,005         3,212,045
Maricopa Cnty MFHR
   (Syl-Mar Apts Proj) GNMA Ser 01 AMT
   6.10%, 4/20/36...........................       2,470         2,627,833
   (Tierra Antigua Proj)
   AMBAC Ser 01A-1 AMT
   5.40%, 6/01/34...........................       2,765         2,811,120
Maricopa Cnty SFMR
   (Mortgage Rev)
   GNMA/FNMA/FHLMC AMT
   Ser 00-1C
   6.25%, 12/01/30 .........................         315           322,336
   Ser 01
   5.63%, 3/01/33...........................       1,655         1,696,077
   Ser 02-B1
   6.20%, 3/01/34...........................       1,140         1,184,517
Mesa Cnty IDA Health Fac
   (Discovery Hlth Sys) MBIA Ser 99A
   5.75%, 1/01/25...........................      15,000        16,286,849
Mohave Cnty IDA MFHR
   (Chris & Silver Ridge) GNMA Ser 96
   6.375%, 11/01/31.........................         295           311,912
Northern Arizona University Ctfs Partn
   (Northern Arizona University
   Research Projs)
   AMBAC Ser 04
   5.125%, 9/01/21-9/01/24..................       7,140         7,618,586
Phoenix Hlth Facs Auth Hosp Rev
   (Children's Hospital) Ser 02A
   6.00%, 2/15/32...........................       5,700         5,727,816
Phoenix IDA SFMR
   (Mortgage Rev) GNMA Ser 02A-1 AMT
   5.75%, 9/01/33...........................         510           524,127
Pima Cnty IDA MFHR
   (La Hacienda) GNMA Ser 99
   7.00%, 12/20/31..........................       1,290         1,390,375


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 25

                                    Arizona Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Pima Cnty IDA SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 01A-1
   5.35%, 11/01/24..........................   $     265   $       267,586
   Ser 99B-1
   6.10%, 5/01/31..........................          315           325,017
Pima Cnty IDA Ed Rev
   (Horizon Cmnty Learning Ctr) Ser 05
   5.125%, 6/01/20..........................       1,500         1,514,190
Pinal Cnty Ctfs Partn
   Ser 04
   5.00%, 12/01/24..........................       3,780         3,849,325
Pinal Cnty Prop Corp.
   AMBAC Ser 01
   5.125%, 6/01/21..........................       1,000         1,056,600
Pronghorn Ranch Cmnty Fac Dist
   Ser 01
   7.00%, 7/15/27...........................       2,000         2,079,240
Show Low Assessment Dist # 6
   (Torreon) ACA Ser 00
   6.00%, 1/01/18...........................         960         1,026,912
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26...........................       3,250         3,497,585
Sundance Cmnty Fac Dist
   Ser 02
   7.75%, 7/01/22...........................       2,900         2,951,591
Tax Exempt Mun Infrastructure Impt Trade MD
   Ser 04B Cl.A
   4.05%, 12/01/08(b).......................       4,470         4,395,217
Tolleson IDA MFHR
   (Copper Cove) GNMA Ser 01A AMT
   5.50%, 11/20/41..........................       5,825         5,931,423
Tucson & Pima Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 01
   6.35%, 1/01/34 ..........................       2,450         2,562,749
   Ser 02A
   5.50%, 1/01/35..........................         855           873,049
Tucson Airport Auth Rev
   AMBAC Ser 01 AMT
   5.35%, 6/01/31...........................       6,475         6,700,783
Tucson Arizona COP
   MBIA Ser 04A
   5.00%, 7/01/23-7/01/24...................       6,100         6,379,484
Tucson Higher Ed
   (University of Arizona) AMBAC Ser 02A
   5.00%, 7/15/32...........................       1,000         1,025,050


--------------------------------------------------------------------------------
26 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
University of Arizona Ctfs Partn
   AMBAC Ser 03
   7.904%, 6/01/15(a)(b)....................   $   4,020   $     4,773,268

Yavapai Cnty Hosp Rev
   (Regional Medical Center) RADIAN
   Ser 03A
   5.25%, 8/01/21...........................       4,000         4,169,400
                                                           ---------------
                                                               147,626,778
                                                           ---------------

California - 1.6%
California State GO
   5.00%, 2/01/33...........................       3,020         3,084,970
                                                           ---------------

Florida - 1.1%
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34...........................       1,000         1,073,830
Fiddler's Creek Cmnty Dev Dist
   Ser 99B

   5.80%, 5/01/21...........................         990         1,025,274
                                                           ---------------
                                                                 2,099,104
                                                           ---------------

Puerto Rico - 8.9%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22(c)........................       8,000         8,599,120
Puerto Rico GO
   FGIC Ser 02A
   5.00%, 7/01/32...........................       2,500         2,722,825
Puerto Rico Hwy & Trans Auth Rev
   FSA Ser 02D
   5.00%, 7/01/32...........................       3,400         3,514,410
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30.........................       1,500         1,671,525
                                                           ---------------
                                                                16,507,880
                                                           ---------------

Texas - 1.0%
Texas Turnpike Auth Rev
   AMBAC Ser 02A
   5.50%, 8/15/39...........................       1,750         1,868,685
                                                           ---------------

Virgin Islands - 0.7%
Virgin Islands Pub Fin Auth Rev
   ACA Ser 03
   5.00%, 10/01/31..........................       1,250         1,264,113
                                                           ---------------

Total Long-Term Municipal Bonds
   (cost $166,406,240)......................                   172,451,530
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 27

                                    Arizona Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Short-Term Municipal Notes(d) - 6.9%
Arizona - 0.5%
Coconino Cnty PCR
   (Arizona Pub Svc Co. Proj)
   Ser 98 AMT
   2.30%, 11/01/33 .........................   $   1,000   $     1,000,000
                                                           ---------------

California - 1.1%
Los Angeles Water & Power Rev
   Ser 01B
   2.28%, 7/01/34...........................       1,975         1,975,000
                                                           ---------------

Massachusetts - 1.1%
Massachusetts State GO
   (Central Artery) Ser 00A
   2.31%, 12/01/30..........................       2,000         2,000,000
                                                           ---------------

New York - 0.8%
New York City Transitional Fin Auth
   (NYC Recovery) Ser 03
   2.28%, 11/01/22..........................       1,500         1,500,000
                                                           ---------------

Texas - 2.3%
Gulf Coast Waste Disp Auth
   (Amoco Oil Proj) Ser 95 AMT
   2.35%, 7/01/27...........................       4,400         4,400,000
                                                           ---------------

Wyoming - 1.1%
Sublette Cnty Pollutn Ctl Rev
   (Exxon Proj) Ser 87A AMT
   2.25%, 7/01/17...........................       2,000         2,000,000
                                                           ---------------

Total Short-Term Municipal Notes
   (cost $12,875,000).......................                    12,875,000
                                                           ---------------

Total Investments - 99.5%
   (cost $179,281,240)......................                   185,326,530
Other assets less liabilities - 0.5%........                       933,075
                                                           ---------------

Net Assets - 100%...........................               $   186,259,605
                                                           ===============


--------------------------------------------------------------------------------
28 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                  Rate Type
                                          -------------------------
                                           Payment         Payment
                  Notional                  made           received       Unrealized
      Swap         Amount    Termination   by the           by the      Appreciation/
  Counterparty      (000)       Date      Portfolio       Portfolio     (Depreciation)
  ------------ ------------  -----------  ----------      ---------     -------------
    Goldman                               76.48% of
   Sachs & Co.   $ 11,100     2/03/06    1 month LIBOR+      BMA*         $ (17,738)

                                                          85.10% of
  Merrill Lynch    11,100     2/03/06       BMA*        1 month LIBOR+      54,950

*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of this security amounted to $4,395,217 or 2.4% of the net assets.

(c) Represents entire or partial position segregated as collateral for the interest rate swap.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

      Glossary of Terms:
      ACA               American Capital Access
      AMBAC             American Municipal Bond Assurance Corporation
      AMT               Alternative Minimum Tax
      CONNIE LEE        Connie Lee Insurance Company
      COP               Certificate of Participation
      FHLMC             Federal Home Loan Mortgage Corporation
      FNMA              Federal National Mortgage Association
      FSA               Financial Security Assurance, Inc.
      GNMA              Government National Mortgage Association
      GO                General Obligation
      IDA               Industrial Development Authority
      MBIA              Municipal Bond Investors Assurance
      MFHR              Multi-Family Housing Revenue
      PCR               Pollution Control Revenue
      RADIAN            Radian Group, Inc.
      SFMR              Single Family Mortgage Revenue
      XLCA              XL Capital Assurance, Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 29

                                    Florida Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 100.8%
Long-Term Municipal Bonds - 100.1%
Florida - 90.5%
Beacon Tradeport Cmnty Dev Dist
   Ser 02B
   7.25%, 5/01/33 ..........................   $   1,770   $     1,874,041
Bonnet Creek Resort Cmnty Dev Dist
   Ser 02
   7.25%, 5/01/18...........................       2,000         2,121,440
Capital Trust Agy Arpt Fac
   (Cargo Acq Grp) Ser 02 AMT
   6.25%, 1/01/19...........................         500           506,340
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32...........................       2,000         1,957,320
Concorde Estates Cmnty Dev Dist
   Ser 04B
   5.00%, 5/01/11...........................       1,600         1,593,376
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30...........................       2,240         2,369,315
Dade Cnty Hsg Fin Auth MFHR
   (Golden Lakes Apts) Ser 97A AMT
   6.00%, 11/01/32..........................         250           255,993
   6.05%, 11/01/39..........................         750           768,570
Deltona Util Sys Rev
   MBIA Ser 03
   5.125%, 10/01/27.........................       2,440         2,548,360
Escambia Cnty Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA Ser 95B AMT
   6.25%, 4/01/28...........................       6,605         6,737,099
Escambia Cnty PCR
   (Champion Int'l Corp) Ser 96 AMT
   6.40%, 9/01/30...........................       5,000         5,170,300
Florida Hsg Fin Agy MFHR
   (Turtle Creek Apts) AMBAC Ser 96C AMT
   6.20%, 5/01/36...........................       3,245         3,344,492
Florida Hsg Fin Corp MFHR
   (Cobblestone Apts)
   GNMA Ser 00K-1 AMT
   6.10%, 6/01/42...........................       7,795         8,187,633
   (Logans Pointe Apts) FSA Ser 99 AMT
   6.00%, 6/01/39...........................       5,080         5,290,109
   (Mystic Pointe II) GNMA Ser 00 AMT
   6.30%, 12/01/41..........................       1,165         1,234,947
   (Raintree Apts) GNMA Ser 00 AMT
   6.05%, 3/01/42(a)........................       5,805         6,064,890


--------------------------------------------------------------------------------
30 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
   (Sabal Chase Apts) FSA Ser 00 AMT
   6.00%, 5/01/40...........................   $   3,650   $     3,754,792
   (Spring Harbor Apts) Ser 99C-1 AMT
   5.90%, 8/01/39...........................       2,540         2,607,031
   (Walker Ave Club) FSA Ser 00L-1 AMT
   6.00%, 12/01/38..........................       3,435         3,569,583
   (Waverly Apts) FSA Ser 00C-1 AMT
   6.50%, 7/01/40...........................       2,790         2,967,584
Florida State Correctional Privatization
   Comm COP
   AMBAC Ser 04B
   5.00%, 8/01/24...........................       3,330         3,486,410
Florida State Brd of Ed Lottery Rev
   Ser 03A
   5.00%, 7/01/19...........................       4,890         5,204,134
Florida State Brd of Ed GO
   MBIA Ser 02A
   5.00%, 6/01/32...........................       2,500         2,575,800
   Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10...........................         685           693,261
Hamal Cmnty Dev Dist
   Ser 01
   6.65%, 5/01/21 ..........................       1,100         1,149,962
Herons Glen Recreation District
   Ser 99
   5.90%, 5/01/19...........................       2,680         2,751,074
Highlands Cnty Hlth Facs Auth
   (Adventist/Sunbelt Hosp) Ser 01A
   6.00%, 11/15/31..........................       2,000         2,153,800
Hillsborough Cnty Arpt Auth
   (Tampa Int'l Arpt) FGIC Ser 96A AMT
   6.00%, 10/01/23..........................       1,500         1,560,570
Indian Trace Dev Dist Special Assessment
   (Water Management Special Benefit) MBIA
   Ser 05
   5.00%, 5/01/22...........................         680           710,736
Jacksonville Electrical Auth
   AMBAC Ser 02B
   5.00%, 10/01/26..........................       3,925         4,066,261
   MBIA Ser 02A
   5.50%, 10/01/41(b).......................       5,000         5,228,750
   Series 02A
   5.50%, 10/01/41..........................       3,750         3,988,988
Lakeland Water & Wastewater Floater Rev
   Ser 04
   8.25%, 10/01/10(c)(e)....................       5,000         5,531,300


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 31

                                    Florida Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Lee Cnty Arpt Rev
   (Southwest Int'l Arpt) FSA Ser 00A AMT
   6.00%, 10/01/32..........................   $  13,500   $    14,787,629
Lee Cnty Hlth Facs Auth Rev
   (Shell Point) Ser 99A
   5.50%, 11/15/29..........................       2,000         1,963,080
Manatee Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA
   Ser 96-1 AMT
   5.625%, 11/01/14.........................          70            70,010
   Ser 99 AMT
   6.25%, 11/01/28..........................         920           935,309
Marshall Creek Cmnty Dev Dist
   Ser 02A
   6.625%, 5/01/32..........................       1,000         1,047,100
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr) Ser 01A
   6.80%, 11/15/31..........................       4,100         4,388,968
Miami-Dade Cnty Hsg Fin Auth MFHR
   (Cntry Club Villas Apts) Ser 99A AMT
   6.20%, 10/01/39.........................       5,145         5,369,219
   (Marbrisa Apts) FSA Ser 00-2A AMT
   6.15%, 8/01/38...........................       1,515         1,608,203
Miami-Dade Cnty Hsg Fin Auth SFMR
   (Home Ownership Mortgage) GNMA/FNMA
   Ser 00A-1 AMT
   6.00%, 10/01/32..........................       1,140         1,157,898
Miromar Lakes Cmnty Dev Dist
   Ser 00A
   7.25%, 5/01/12...........................       3,445         3,618,628
North Broward Hosp Rev
   Ser 01
   6.00%, 1/15/31...........................       1,700         1,797,563
North Miami Hlth Facs Auth Rev
   (Catholic Hlth Svcs Oblig Grp) Ser 96
   6.00%, 8/15/24...........................       1,200         1,241,172
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32...........................       1,120         1,149,994
Northern Palm Beach Cnty Impt Dist
   (Mirasol Unit #43)
   6.10%, 8/01/21...........................         710           737,456
   6.125%, 8/01/31..........................       1,000         1,030,400
Okeechobee Cnty Solid Waste Rev
   (Waste Management) Ser 04A AMT
   4.20%, 7/01/39...........................       3,500         3,501,855
Orange Cnty Hospital Rev
   (Orlando Regional) Ser 02
   5.75%, 12/01/32..........................       1,320         1,405,536


--------------------------------------------------------------------------------
32 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Orange Cnty Hsg Fin Auth MFHR
   (Loma Vista Proj) Ser 99G AMT
   5.50%, 3/01/32...........................   $   2,000   $     1,974,720
Orange Cnty Sch Brd Ctfs Partn
   AMBAC Ser 04
   12.39%, 8/01/10(c)(e)....................       2,000         2,689,000
Orange County Hlth Facs Auth Rev
   (Mayflower Retirement Proj)
   Asset Gty Ser 99
   5.25%, 6/01/29...........................       1,060         1,098,160
Orlando Util Cmnty Wtr & Elec Rev
   Ser 02C
   5.00%, 10/01/27..........................       7,000         7,233,869
Osceola Cnty Sch Brd Ctfs Partn
   FGIC Ser 04A
   5.00%, 6/01/23...........................       2,955         3,102,573
Palm Beach Cnty IDR
   (Lourdes-McKeen Residence) Ser 96
   6.625%, 12/01/26.........................       4,000         4,326,120
Preserve at Wilderness Lake
   Cmnty Dev Dist
   Ser 02A
   7.10%, 5/01/33...........................       1,485         1,580,634
South Miami Health Facs Hosp Rev
   (Baptist Health)
   5.25%, 11/15/33..........................       2,000         2,046,200
St. Johns Cmnty Dev Dist
   (Julington Creek Plantation) Ser 97
   7.125%, 5/01/19..........................       7,725         8,533,729
Tallahassee Hosp Rev
   (Tallahassee Memorial) Ser 00
   6.375%, 12/01/30.........................       2,750         2,827,715
Tampa Higher Ed
   (Tampa University Proj) RADIAN Ser 02
   5.625%, 4/01/32..........................       3,175         3,416,681
Village Ctr Cmnty Dev Dist
   5.125%, 10/01/28.........................       1,000         1,044,690
Volusia Cnty Ed Fac Auth
   (Embry Riddle Aero Univ) Ser 99A
   5.75%, 10/15/29..........................       2,000         2,078,480
Waterlefe Cmnty Dev Dist
   Ser 01
   6.95%, 5/01/31...........................         720           767,023
Westchester Cmnty Dev Dist
   Ser 03
   6.00%, 5/01/23...........................       1,500         1,544,865
                                                           ---------------
                                                               192,098,740
                                                           ---------------
California - 1.4%
California State GO
   5.00%, 2/01/32...........................       2,850         2,894,403
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 33

                                    Florida Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Connecticut - 2.7%
Connecticut State GO
   MBIA Ser 04
   7.43%, 12/01/11(c)(e)....................   $   5,000   $     5,747,300
                                                           ---------------

New Jersey - 1.0%
New Jersey Economic Dev Auth
   (School Facilities Construction)
   FGIC Ser 05K
   5.25%, 12/15/15..........................       2,000         2,193,760
                                                           ---------------

Ohio - 1.5%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31 .........................       3,000         3,144,750
                                                           ---------------

South Carolina - 3.0%
South Carolina State Pub Svc Auth
   (Revenue Bonds) FGIC Ser 05A
   5.25%, 1/01/20-1/01/22...................       4,000         4,256,440
   MBIA Ser 05B
   5.00%, 1/01/17...........................       2,000         2,116,560
                                                           ---------------
                                                                 6,373,000
                                                           ---------------
Total Long-Term Municipal Bonds
   (cost $203,324,874) .....................                   212,451,953
                                                           ---------------

Short-Term Municipal Notes(d) - 0.7%
Alaska - 0.7%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   2.30%, 7/01/37...........................       1,500         1,500,000
                                                           ---------------

Total Short-Term Municipal Notes
   (cost $1,500,000)........................                     1,500,000
                                                           ---------------

Total Investments - 100.8%
   (cost $204,824,874)......................                   213,951,953
Other assets less liabilities - (0.8%)......                    (1,677,582)
                                                           ---------------

Net Assets - 100%...........................               $   212,274,371
                                                           ===============

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                   Number of             Expiration  Original     March 31,   Unrealized
     Type          Contracts  Position     Month       Value        2005      Depreciation
------------------ ---------  --------   ---------- ---------    -----------  ------------
U.S. Treasury Note                          June
 10 Yr Futures         28       Long        2005    $ 3,091,699  $ 3,059,438    $ (32,261)


--------------------------------------------------------------------------------
34 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                  Rate Type
                                          -------------------------
                                           Payment         Payment
                  Notional                  made           received       Unrealized
      Swap         Amount    Termination   by the           by the      Appreciation/
  Counterparty      (000)       Date      Portfolio       Portfolio     (Depreciation)
  ------------ ------------  -----------  ----------      ---------     -------------
     Goldman                               76.48% of
   Sachs & Co.   $ 12,900     2/03/06    1 month LIBOR+      BMA*         $ (20,615)

    JP Morgan       5,000     7/08/05        1.257%          BMA*            19,892

    JP Morgan       5,000     7/01/09        3.117%          BMA*             8,058

                                                          85.10% of
  Merrill Lynch    12,900     2/03/06         BMA*      1 Month LIBOR+       63,861

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Position or portion thereof with an aggregate market value of $104,575 has been segregated to collateralize margin requirements for open futures contracts.

(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $13,967,600 or 6.6% of net assets.

      Glossary of Terms:
      AMBAC         American Municipal Bond Assurance Corporation
      AMT           Alternative Minimum Tax
      COP           Certificate of Participation
      FGIC          Financial Guarantee Insurance Company
      FNMA          Federal National Mortgage Association
      FSA           Financial Security Assurance, Inc.
      GNMA          Government National Mortgage Association
      GO            General Obligation
      IDR           Industrial Development Revenue
      MBIA          Municipal Bond Investors Assurance
      MFHR          Multi-Family Housing Revenue
      PCR           Pollution Control Revenue
      RADIAN        Radian Group, Inc.
      SFMR          Single Family Mortgage Revenue

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 35

                              Massachusetts Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 102.8%
Long-Term Municipal Bonds - 99.8%
Massachusetts - 75.8%
Massachusetts Bay Trans Auth
   Ser 04A
   5.25%, 7/01/21...........................   $   2,000   $     2,212,560
Massachusetts Dev Fin Agy
   (Massachusetts Biomedical) Ser 00C
   6.25%, 8/01/20...........................       3,000         3,303,870
   (Worcester Redev) Asset Gty Ser 99
   5.25%, 6/01/19...........................       2,350         2,483,104
Massachusetts Ed Fac
   (Massachusetts College of Pharmacy)
   Ser 99B
   6.75%, 7/01/30...........................       3,350         3,884,861
   (Suffolk Univ) Ser 99
   5.85%, 7/01/29...........................       1,375         1,440,368
Massachusetts Ed Fin Auth
   (Educational Loan) MBIA Ser 00G AMT
   6.00%, 12/01/16..........................       1,340         1,395,396
Massachusetts Hlth & Ed Fac Auth
   (Berkshire Healthcare) Asset Gty Ser 01E
   5.70%, 10/01/25..........................       4,000         4,344,480
   (Cape Cod Healthcare) Asset Gty Ser 01C
   5.25%, 11/15/31..........................       2,600         2,711,488
   (Covenant Medical Center) Ser 02
   6.00%, 7/01/31...........................       2,500         2,621,200
   (New England Med Ctr) FGIC Ser 02H
   5.00%, 5/15/25...........................       2,000         2,066,340
   (Partners Healthcare System) Ser 01C
   5.75%, 7/01/32...........................       4,000         4,303,880
   (University of Mass Proj) MBIA Ser 02C
   5.25%, 10/01/31(a)(b)....................       6,440         6,815,451
   (Winchester Hosp) Ser 00E
   6.75%, 7/01/30...........................       4,500         5,198,400
Massachusetts Hsg Fin Agy MFHR
   (Harbor Point) AMBAC Ser 96A AMT
   6.40%, 12/01/15..........................       4,880         5,064,952
   (Rental Mtg) AMT
   AMBAC Ser 95E
   6.00%, 7/01/41...........................       4,900         5,104,232
   AMBAC Ser 00A
   6.00%, 7/01/37...........................       2,680         2,753,218
   MBIA Ser 00H
   6.65%, 7/01/41...........................       8,805         9,440,544


--------------------------------------------------------------------------------
36 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Massachusetts Ind Fin Agy MFHR
   (Heights Crossing) FHA Ser 95 AMT
   6.15%, 2/01/35...........................   $   6,000   $     6,251,580
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) MBIA Ser 97 AMT
   6.00%, 7/01/36...........................       6,155         6,464,534
   (US Air Proj) MBIA Ser 96A AMT
   5.875%, 9/01/23..........................       2,000         2,096,960
Massachusetts State Wtr Pollutn Abatement Tr
   (Pool Prog Bds) Ser 10
   5.00%, 8/01/24...........................       5,000         5,242,700
Massachusetts State Dev Fin Agy Rev
   (Pharmacy & Allied Health) Ser 05D
   5.00%, 7/01/24...........................       3,500         3,618,825
Massachusetts State GO
   Ser 02
   Pre Refunded
   5.25%, 11/01/30..........................       3,075         3,357,470
   Un Refunded
   5.25%, 11/01/30..........................       1,925         2,101,831
   Ser 04
   7.60%, 8/01/16(c)(e).....................       5,000         5,702,400
Massachusetts State Spl Oblig Rev
   (Cons Ln) Ser 05A
   5.00%, 6/01/23...........................       1,500         1,575,495
                                                           ---------------
                                                               101,556,139
                                                           ---------------
Arizona - 6.7%
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 01 AMT
   6.75%, 10/01/31..........................       5,160         5,394,831
Quailwood Meadows Cmnty Facs Dist
   6.125%, 7/15/29..........................       1,000         1,000,190
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26...........................       2,365         2,545,166
                                                           ---------------
                                                                 8,940,187
                                                           ---------------
California - 0.8%
California State GO
   5.25%, 11/01/25..........................       1,000         1,052,090
                                                           ---------------

Florida - 1.4%
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30...........................       1,750         1,851,028
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 37

                              Massachusetts Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Illinois - 0.3%
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28...........................   $     395   $       389,122
                                                           ---------------

New Jersey - 2.9%
Garden State Preservation Tr
   (NJ Open Space & Farmland) Ser 05A
   5.80%, 11/01/21..........................       3,500         3,887,240
                                                           ---------------

Nevada - 1.5%
Clark Cnty Impt Dist No. 142
   Ser 03
   6.10%, 8/01/18...........................       1,000         1,017,060
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23...........................       1,000         1,032,360
                                                           ---------------
                                                                 2,049,420
                                                           ---------------

Puerto Rico - 9.1%
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03
   7.13%, 7/01/14(c)(e).....................       4,315         5,252,822
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22...........................       6,400         6,879,296
                                                           ---------------
                                                                12,132,118
                                                           ---------------

South Carolina - 1.3%
South Carolina State Pub Svc Auth Rev
   MBIA Ser 05B
   5.00%, 1/01/14-1/01/17...................       1,660         1,762,290
                                                           ---------------

Total Long-Term Municipal Bonds
   (cost $126,795,951)......................                   133,619,634
                                                           ---------------

Short-Term Municipal Notes(d) - 3.0%
Massachusetts - 2.2%
Massachusetts State GO
   (Central Artery)
   Ser 00A
   2.31%, 12/01/30..........................       2,000         2,000,000
   Ser 00B
   2.31%, 12/01/30..........................         500           500,000
Massachusetts Water Resources Auth
   Series 02D
   2.28%, 8/01/17...........................         500           500,000
                                                           ---------------
                                                                 3,000,000
                                                           ---------------

Louisiana - 0.8%
East Baton Rouge Parish Pollution Ctl Rev
   (Exxon Proj)
   2.19%, 11/01/19..........................       1,000         1,000,000
                                                           ---------------


--------------------------------------------------------------------------------
38 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                                                     Value
--------------------------------------------------------------------------------
Total Short-Term Municipal Notes
   (cost $4,000,000)........................               $     4,000,000
                                                           ---------------

Total Investments - 102.8%
   (cost $130,795,951)......................                   137,619,634
Other assets less liabilities - (2.8%)......                    (3,696,686)
                                                           ---------------

Net Assets - 100%...........................               $   133,922,948
                                                           ===============

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,   Unrealized
     Type           Contracts  Position   Month        Value        2005     (Depreciation)
------------------  ---------  -------- ----------  -----------  -----------  -------------
U.S. Treasury Note                        June
 10 Yr Futures         31       Long      2005      $ 3,422,952  $ 3,387,234    $ (35,718)

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
                                              76.48% of
Goldman Sachs & Co. $ 8,000       2/03/06   1 Month LIBOR+      BMA*         $ (12,784)

  Merrill Lynch       3,500      12/01/05        BMA*           2.22            (7,158)

                                                             85.10% of
  Merrill Lynch       8,000       2/03/06        BMA*      1 Month LIBOR+       39,603

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Position or portion thereof with an aggregate market value of $153,454 has been segregated to collateralize margin requirements for open futures contracts.

(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $10,955,222 or 8.2% of net assets.

      Glossary of Terms:

      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FHA        Federal Housing Authority
      GO         General Obligation
      MBIA       Municipal Bond Investors Assurance
      MFHR       Multi-Family Housing Revenue
      XLCA       XL Capital Assurance, Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 39

                                   Michigan Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 98.5%
Long-Term Municipal Bonds - 91.6%
Michigan - 69.1%
Allen Park Pub Sch Dist
   Ser 03
   10.80%, 5/01/18(a)(e)....................   $   4,745   $     5,781,449
Cedar Springs Pub Sch Dist
   Ser 03
   5.00%, 5/01/28...........................       1,835         1,896,472
Charles Stewart Mott Cmnty Coll
   (Cmnty College Facs) MBIA
   5.00%, 5/01/21...........................       1,675         1,767,175
Detroit School Board
   (School Board Loan Fund) FSA Ser 01A
   5.125%, 5/01/31..........................       2,900         2,997,991
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21...........................       1,675         1,514,502
Detroit Water Supply System
   FGIC Ser 01B
   5.50%, 7/01/33...........................       3,550         3,832,190
Genesee County GO
   (Water Supply System) AMBAC Ser 04
   5.00%, 11/01/26..........................       3,000         3,127,380
Kalamazoo Hosp Fin Auth
   (Borgess Med Ctr) FGIC Ser 94A
   7.97%, 6/01/11(a)........................       2,360         2,423,626
Kent Hosp Fin Auth Rev
   (Metropolitan Hospital Proj) Ser 05A
   5.75%, 7/01/25...........................         210           220,080
Lansing Water & Elec System
   FSA Ser 03A
   5.00%, 7/01/25...........................       2,200         2,287,164
Michigan Higher Ed Fac
   (Hope College) Ser 02A
   5.90%, 4/01/32...........................       3,465         3,691,126
Michigan Higher Ed Student Loan Auth
   AMBAC Ser 17G AMT
   5.20%, 9/01/20...........................       3,500         3,675,175
Michigan Hosp Fin Auth
   (Crittenton Hospital) Ser 02A
   5.625%, 3/01/27..........................       1,250         1,305,413
   (Trinity Health) Ser 00A
   6.00%, 12/01/27..........................       1,485         1,625,258


--------------------------------------------------------------------------------
40 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Michigan Hsg Dev Auth MFHR
   (Arbor Pointe) GNMA Ser 99
   5.40%, 6/20/40...........................   $   1,810   $     1,837,476
   (Danbury Manor) FNMA Ser 02A AMT
   5.30%, 6/01/35...........................       2,530         2,585,458
   (Oakbrook Villa Proj) GNMA Ser 00A AMT
   6.50%, 1/20/42...........................       2,970         3,171,633
   (Rental Rev) AMBAC Ser 97A AMT
   6.10%, 10/01/33(b).......................       7,400         7,661,294
   (Rental Rev) Ser 02A AMT
   5.50%, 10/20/43..........................       2,000         2,047,140
Michigan Hsg Dev Auth SFMR
   (Mortgage Rev) MBIA Ser 02B AMT
   5.50%, 6/01/30...........................         775           786,834
Michigan State
   (Trunk Line Fund) FSA
   Ser 01A
   5.25%, 11/01/30..........................       4,000         4,175,840
   Ser 04A
   9.10%, 11/01/13(a)(e)....................       1,500         1,923,255
   Ser 04B
   9.10%, 11/01/14(a)(e)....................       1,600         2,060,432
Michigan Strategic Fund
   (Detroit Edison) XLCA Ser 02C AMT
   5.45%, 12/15/32..........................       3,000         3,169,440
   (Detroit Edison) MBIA Ser 95AA
   6.40%, 9/01/25...........................       2,665         2,760,114
Michigan Strategic Fund Hlth Fac
   (Autumn Wood) GNMA Ser 02A
   5.20%, 12/20/22..........................       3,000         3,129,090
   (Holland Home) Ser 98
   5.75%, 11/15/18-11/15/28.................       2,000         2,029,820
Midland Cnty PCR
   (CMS Energy) Ser 00A AMT
   6.875%, 7/23/09..........................       2,000         2,065,200
North Muskegon Sch Dist
   Ser 03
   5.25%, 5/01/28...........................       1,500         1,582,665
Olivet School Board Fund
   Ser 02
   5.125%, 5/01/28..........................       1,065         1,110,752
Ovid Elsie Schools Board Fund
   Ser 02
   5.00%, 5/01/25...........................       2,650         2,744,473
Pontiac Tax Increment Fin Auth
   (Dev Area # 3) Ser 02
   6.25%, 6/01/22...........................       2,780         2,884,278
   6.375%, 6/01/31..........................       3,250         3,308,760


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 41

                                   Michigan Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Romulus Tax Increment Fin Auth
   Ser 94
   6.75%, 11/01/19..........................   $   1,585   $     1,680,354
Royal Oak Hosp Fin Auth
   (William Beaumont Hosp) MBIA Ser 01M
   5.25%, 11/15/35..........................       3,200         3,298,848
Saginaw Hosp Fin Auth
   (Convenant Medical Ctr) Ser 00F
   6.50%, 7/01/30...........................       1,770         1,940,504
                                                           ---------------
                                                                94,098,661
                                                           ---------------
California - 3.7%
California Health Fac Fin Auth
   (Sutter Heath) Ser 00A
   6.25%, 8/15/35...........................       3,600         4,047,804
California State GO
   5.25%, 11/01/25..........................       1,000         1,052,090
                                                           ---------------
                                                                 5,099,894
                                                           ---------------
Florida - 6.1%
Capital Trust Agy Rev
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32...........................       1,500         1,467,990
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18...........................       1,600         1,676,800
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C

   7.10%, 5/01/30...........................       1,835         1,940,935
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34...........................       1,000         1,073,830
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10...........................         735           743,864
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32...........................         810           831,692
Waterlefe Cmnty Dev Dist
   Ser 01B
   6.25%, 5/01/10...........................         630           635,462
                                                           ---------------
                                                                 8,370,573
                                                           ---------------
Illinois - 1.0%
Antioch Village Spl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33..........................         500           500,870
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33..........................         500           500,870
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28...........................         395           389,122
                                                           ---------------
                                                                 1,390,862
                                                           ---------------


--------------------------------------------------------------------------------
42 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Puerto Rico - 11.7%
Puerto Rico Elec Pwr Auth Rev

   XLCA Ser 02-1
   5.25%, 7/01/22(c)........................   $   5,000   $     5,374,450
Puerto Rico Hsg Fin Corp SFMR
   (Mortgage Rev) AMT
   Ser 01B GNMA
   5.50%, 12/01/23..........................       2,130         2,167,616
   Ser 01C
   5.30%, 12/01/28..........................       1,865         1,879,472
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30.........................       3,000         3,343,050
Puerto Rico Pub Fin Corp
   MBIA Ser 01A
   5.00%, 8/01/31...........................       2,875         3,126,045
                                                           ---------------
                                                                15,890,633
                                                           ---------------

Total Long-Term Municipal Bonds
   (cost $119,489,272)......................                   124,850,623
                                                           ---------------

Short-Term Municipal Notes(d) - 6.9%
Michigan - 4.4%
Michigan State Grant Antic Nts
   Ser 01D
   2.23%, 9/15/08...........................       3,375         3,375,000
Michigan State Strategic Fund Ltd Oblig Rev
   (Henry Ford Museum Vlg Proj)
   2.27%, 12/01/33..........................       1,000         1,000,000
University Mich Univ Revs
   (Med Svc Plan) Ser 98A-1
   2.30%, 12/01/21..........................       1,665         1,665,000
                                                           ---------------
                                                                 6,040,000
                                                           ---------------

Alaska - 1.5%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   2.30%, 7/01/37...........................       2,000         2,000,000
                                                           ---------------

Louisiana - 0.4%
East Baton Rouge Parish Pollution Ctl Rev
   (Exxon Proj)
   2.21%, 3/01/22...........................         500           500,000
                                                           ---------------

New York - 0.3%
New York City Transitional Fin Auth
   (NYC Recovery) Ser 03
   2.32%, 11/01/22..........................         400           400,000
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 43

                                   Michigan Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Texas - 0.3%
Lower Neches Valley Auth Indl Dev Corp
   Exempt Facs Rev
   (Exxon Mobil Proj) Ser 01B AMT
   2.25%, 11/01/29..........................   $     500   $       500,000
                                                           ---------------

Total Short-Term Municipal Notes
   (cost $9,440,000)........................                     9,440,000
                                                           ---------------

Total Investments - 98.5%
   (cost $128,929,272)......................                   134,290,623
Other assets less liabilities - 1.5%........                     1,985,650
                                                           ---------------

Net Assets - 100%...........................               $   136,276,273
                                                           ===============

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,    Unrealized
     Type           Contracts  Position   Month        Value        2005      Appreciation
------------------  ---------  -------- ----------  -----------  -----------  -------------
U.S. Treasury Note                        June
 10 Yr Futures          22      Short     2005      $ 2,429,027  $ 2,403,844  $ 25,183

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
                                              76.48% of
Goldman Sachs & Co. $ 8,000      2/03/06    1 Month LIBOR+      BMA*         $ (12,784)

                                                             85.10% of
  Merrill Lynch       8,000      2/03/06         BMA*      1 Month LIBOR+       39,603

*  BMA   (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


--------------------------------------------------------------------------------
44 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Position, or portion thereof with an aggregate market value of $569,692 has been segregated to collateralize margin requirements for open futures contracts.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $9,765,136 or 7.2% of net assets.

      Glossary of Terms:
      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FNMA       Federal National Mortgage Association
      FSA        Financial Security Assurance, Inc.
      GNMA       Government National Mortgage Association
      MBIA       Municipal Bond Investors Assurance
      MFHR       Multi-Family Housing Revenue
      PCR        Pollution Control Revenue
      SFMR       Single Family Mortgage Revenue
      XLCA       XL Capital Assurance, Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 45

                                  Minnesota Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 102.9%
Long-Term Municipal Bonds - 94.7%
Minnesota - 94.7%
Bemidji Hlth Fac
   (North Country Hlth Svcs) RADIAN Ser 02
   5.00%, 9/01/31...........................   $   1,500   $     1,527,810
Brooklyn Park MFHR
   (Brooks Landing) FNMA Ser 99A AMT
   5.50%, 7/01/19...........................       1,355         1,402,561
Cass Lake Sch Dist FGIC
   5.00%, 2/01/26...........................       1,760         1,832,688
Dakota Cnty MFHR
   (Grande Market Place Proj)
   GNMA Ser 02A AMT
   5.40%, 11/20/43 .........................       4,750         4,794,602
Eagan MFHR
   (Woodridge Apts) GNMA Ser 97A
   5.95%, 2/01/32...........................       1,600         1,658,688
Elk River Indpt Sch Dist
   FSA Ser 03
   6.46%, 2/01/15(a)(e).....................       3,065         3,524,995
Farmington Indpt Sch Dist 192
   FSA Ser 05B
   5.00%, 2/01/24...........................       3,875         4,046,003
Golden Valley Hlth Fac
   (Convenant Retirement Cmnty) Ser 99A
   5.50%, 12/01/29..........................       1,000         1,033,880
Little Canada MFHR
   (Cedars Lakeside Apts) GNMA Ser 97A
   5.95%, 2/01/32...........................       2,650         2,747,202
Minneapolis & St. Paul Arpt Rev
   FGIC Ser 00B AMT
   6.00%, 1/01/21...........................       3,455         3,766,503
   MBIA Ser 03A
   5.00%, 1/01/28...........................       1,500         1,544,505
Minneapolis Common Bond Fund
   Ser 95-2 AMT
   6.625%, 12/01/15.........................       1,245         1,262,144
   Ser 97-2 AMT
   6.20%, 6/01/17...........................       1,655         1,731,113
   Ser 01G-3
   5.45%, 12/01/31..........................       1,500         1,567,920
Minneapolis Hosp Rev
   (Allina Hlth Sys) Ser 02A
   5.75%, 11/15/32..........................       1,500         1,590,855


--------------------------------------------------------------------------------
46 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Minneapolis MFHR
   (Bottineau Commons Proj) GNMA Ser 02 AMT
   5.45%, 4/20/43...........................   $   2,000   $     2,037,380
   (Sumner Field) GNMA Ser 02 AMT
   5.60%, 11/20/43..........................       2,505         2,554,624
Minneapolis Pkg Assmt GO
   MBIA Ser 02
   5.25%, 12/01/26(b).......................       2,000         2,157,880
Minnesota Agric & Eco Dev
   (Small Business Loan Proj) AMT
   Ser 96A
   6.75%, 8/01/16...........................       1,450         1,511,016
   Ser 00A
   7.25%, 8/01/20...........................       1,000         1,073,810
   Ser 00B
   7.25%, 8/01/20...........................       1,000         1,073,810
   Ser 00C
   7.25%, 8/01/20...........................       1,000         1,073,810
   Ser 00D
   7.25%, 8/01/20...........................       1,000         1,073,810
Minnesota Agric & Eco Dev Hlth Fac
   (Benedictine Hlth Sys) MBIA Ser 99
   5.125%, 2/15/29(c).......................       4,000         4,123,159
   (Evangelical Lutheran Proj) Ser 02
   6.00%, 2/01/22-2/01/27...................       2,880         3,110,952
   (Fairview Hlth) Ser 00A
   6.375%, 11/15/29.........................       1,750         1,904,683
Minnesota Higher Ed Fac Auth
   (College Art & Design) Ser 00-5D
   6.75%, 5/01/26...........................       1,000         1,089,640
   (Hamline Univ) Ser 99-5B
   6.00%, 10/01/29..........................       1,250         1,321,800
   (St. Catherine College)
   5.375%, 10/01/32.........................       1,000         1,038,360
   (Univ St. Thomas) Ser 04-5
   5.00%, 10/01/24..........................       1,000         1,029,700
   5.25%, 10/01/34..........................       1,000         1,044,050
Minnesota Hsg Fin Agy
   Ser 04A AMT
   12.75%, 1/01/07(a)(e)....................         540           572,044
   Ser 04B AMT
   12.90%, 1/01/07(a)(e)....................         355           378,008
   Ser 04C AMT
   12.14%, 1/01/10(a)(e)....................         905         1,007,156
Minnesota Hsg Fin Agy MFHR
   (Rental Rev) MBIA Ser 95D
   6.00%, 2/01/22...........................         145           147,436


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 47

                                  Minnesota Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Minnesota Mun Pwr Agy Elec
   Ser 04A
   5.25%, 10/01/24..........................   $     500   $       530,285
Minnetonka MFHR
   (Archer Heights Apts Proj)
   GNMA Ser 99A AMT
   5.30%, 1/20/27...........................       1,620         1,659,431
Sartell Poll Ctl Rev
   (International Paper) Ser 03A
   5.20%, 6/01/27...........................       1,000         1,000,590
Scott Cnty MFHR
   (Northridge Apts Proj) MBIA Ser 03
   5.00%, 2/01/34...........................       1,000         1,012,850
Seaway Port Auth Duluth
   Indl Dev Dock & Wharf
   (Cargill Inc. Proj) Ser 04
   4.20%, 5/01/13...........................       2,150         2,166,061
Shakopee Health Care Facs
   (St Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25...........................         600           608,478
Shoreview MFHR
   (Lexington Shores Proj)
   GNMA Ser 01A AMT
   5.55%, 8/20/42...........................       1,445         1,468,814
St. Cloud Hosp Rev
   (Saint Cloud Hosp) FSA Ser 00A
   5.875%, 5/01/30..........................       3,750         4,151,399
St. Paul MFHR
   (Burlington Apt-8) GNMA
   5.35%, 5/01/31...........................       1,550         1,556,014
St. Paul Pkg Auth Rev
   (Block 19 Ramp) FSA Ser 02A
   5.35%, 8/01/29...........................       3,075         3,296,216
St. Paul Port Auth Lease Rev
   (Cedar St. Office Building) Ser 03
   5.00%, 12/01/23..........................       1,000         1,045,680
   Ser 02
   5.25%, 12/01/27..........................       1,725         1,817,029
Waconia Hlth Care Fac Rev
   (Ridgeview Med Ctr) RADIAN Ser 99A
   6.125%, 1/01/29..........................       3,415         3,762,340
Western Mun Pwr Agy
   MBIA Ser 03A
   5.00%, 1/01/30...........................       2,100         2,170,602
Western Power Agy
   MBIA Ser 03A
   5.00%, 1/01/26 ..........................       1,000         1,039,590
White Bear Lake MFHR
   (Renova Partners Proj)
   FNMA Ser 01 AMT
   5.60%, 10/01/30..........................       1,000         1,029,670


--------------------------------------------------------------------------------
48 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Willmar Hosp Rev
   (Rice Mem Hosp Proj) FSA Ser 02
   5.00%, 2/01/32...........................   $   2,000   $     2,063,860
                                                           ---------------

Total Long-Term Municipal Bonds
   (cost $89,619,425).......................                    93,733,506
                                                           ---------------

Short-Term Municipal Notes(d) - 8.2%
Minnesota - 8.2%
Dakota Cnty Cmnty Dev Rev
   (Regatta Co. Proj) Ser A
   2.34%, 1/01/38...........................       1,700         1,700,000
Maple Grove Economic Dev Rev
   (Heritage Christian Academy) Ser 04
   2.28%, 7/01/29...........................       4,335         4,335,000
Minnesota Higher Ed Fac Auth
   (St. Olaf College) Ser 02
   2.29%, 10/01/20..........................       1,225         1,225,000
St. Paul Port Auth Dist
   Ser 02-R AMT
   2.34%, 3/01/22 ..........................         500           500,000
Waconia Indl Dev Rev
   (Milltronics Mfg. Co. Proj) Ser 95
   2.40%, 10/01/16..........................         370           370,000
                                                           ---------------

Total Short-Term Municipal Notes
   (cost $8,130,000)........................                     8,130,000
                                                           ---------------

Total Investments - 102.9%
   (cost $97,749,425).......................                   101,863,506
Other assets less liabilities - (2.9%)......                    (2,898,855)
                                                           ---------------

Net Assets - 100%...........................               $    98,964,651
                                                           ===============

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,    Unrealized
     Type           Contracts  Position   Month        Value        2005      Depreciation
------------------  ---------  -------- ----------  -----------  -----------  -------------
U.S. Treasury Note                        June
 10 Yr Futures         25       Long      2005      $ 2,760,445  $ 2,731,641    $ (28,804)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 49

Minnesota Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
                                              76.48% of
Goldman Sachs & Co. $ 5,600      2/03/06    1 Month LIBOR+      BMA*         $ (8,949)

                                                              85.10% of
  Merrill Lynch       5,600      2/03/06         BMA*      1 Month LIBOR+      27,722

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Position, or portion thereof with an aggregate market value of $32,368 has been segregated to collateralize margin requirements for open futures contracts.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $5,482,203 or 5.5% of net assets.

      Glossary of Terms:
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FNMA       Federal National Mortgage Association
      FSA        Financial Security Assurance, Inc.
      GNMA       Government National Mortgage Association
      RADIAN     Radian Group, Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
50 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS - 100.7%
Long-Term Municipal Bonds - 100.7%
New Jersey - 93.3%
Bergen Cnty Impt Auth Sch Dist Rev
   (Wyckoff Twp Brd of Ed Proj) Ser 05
   5.00%, 4/01/25...........................   $   1,555   $     1,640,043
Casino Reinvestment Dev Auth
   (Parking Fee Rev) MBIA Ser 05A
   5.25%, 6/01/19...........................       4,410         4,732,768
   (Hotel Room Fee Rev) AMBAC Ser 04
   5.25%, 1/01/23...........................         600           653,226
Hoboken Parking Auth
AMBAC Ser 01A
   5.30%, 5/01/27...........................       3,700         4,123,502
Lafayette Yard Com Dev Corp
   (Conv Ctr Hotel Proj) MBIA Ser 00
   5.80%, 4/01/35...........................       2,100         2,359,560
Middlesex Cnty MFHR
   FNMA Ser 01 AMT
   5.25%, 7/01/21..........................         750           795,315
Morris-Union Jointure Commn Ctsf Partn
   RADIAN Ser 04
   5.00%, 5/01/24...........................       2,200         2,257,728
Mount Olive Twp
   MBIA Ser 04
   5.00%, 1/15/23...........................       1,345         1,423,830
New Jersey Eco Dev Auth
   FGIC Ser 04
   7.579%, 6/15/13(b)(d)....................       5,400         6,173,172
   (American Water Co) FGIC AMT
   6.875%, 11/01/34.........................       5,000         5,118,750
   (Anheuser-Busch) Ser 95 AMT
   5.85%, 12/01/30..........................       5,000         5,197,050
   (Hackensack Water Co)
   MBIA Ser 94B AMT
   5.90%, 3/01/24(a)........................       4,000         4,053,400
   (Kapkowski Rd) Ser 98B
   6.50%, 4/01/28...........................       7,500         8,570,924
   (Kapkowski Rd) Ser 98B AMT
   6.50%, 4/01/31...........................       2,085         2,355,842
   (Liberty State Park Proj) Ser A
   5.00%, 3/01/24...........................       1,500         1,571,295
   (Masonic Charity Foundation Proj) Ser 01
   5.50%, 6/01/31...........................       1,000         1,073,990
   (NUI Corp) ACA Ser 98A AMT
   5.25%, 11/01/33..........................       3,700         3,733,633


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 51

                                 New Jersey Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
   (Pub Ser Elec & Gas) MBIA Ser 94A AMT
   6.40%, 5/01/32...........................   $   5,000   $     5,067,100
   (Sch Facs Construction) Ser 05K
   5.25%, 12/15/15..........................       2,000         2,193,760
New Jersey Eco Dev Auth Hlth Fac
   (Masonic Charity Foundation Proj) Ser 02
   5.25%, 6/01/24...........................         540           571,784
New Jersey Economic Dev Auth Sch Fac
   Ser 04I
   5.25%, 9/01/24...........................       2,510         2,664,817
   AMBAC Ser 03
   12.688%, 6/15/21(b)(d)...................       2,250         3,021,255
New Jersey Health Care Facs Fing Auth Rev
   (St Clare's Hospital, Inc.) RADIAN Ser 04A
   5.25%, 7/01/23...........................       2,085         2,169,985
New Jersey Higher Ed
   (Student Loan) MBIA Ser 00A AMT
   6.15%, 6/01/19...........................       1,095         1,109,476
New Jersey Hlth Care Fac
   (Atlantic City Med Ctr) Ser 02
   5.75%, 7/01/25...........................       1,875         1,973,325
   (Bayshore Cmnty Hosp) RADIAN Ser 02
   5.125%, 7/01/32..........................       9,250         9,506,409
   (Capital Health System) Ser 03
   5.00%, 7/01/26...........................       1,250         1,246,663
   (Good Shepherd) RADIAN Ser 01A
   5.20%, 7/01/31...........................       1,350         1,397,102
   (Kennedy Health System) Ser 01
   5.625%, 7/01/31..........................       3,700         3,884,963
   (Newton Memorial Hosp) FSA Ser 01
   5.00%, 7/01/26...........................       1,500         1,547,475
   (Palisades Med Ctr) ACA Ser 99
   5.25%, 7/01/28...........................       1,000         1,005,830
   (Wood Johnson) Ser 00
   5.75%, 7/01/31...........................       3,350         3,594,919
   (Southern Ocean County Hosp)
   RADIAN Ser 01
   5.125%, 7/01/31..........................       4,500         4,633,920
New Jersey Hsg & Mtg Fin Agy MFHR
   (Pooled Loan) AMBAC Ser 96A AMT
   6.25%, 5/01/28...........................       5,000         5,161,200
   (Rental Hsg) FSA Ser 00A1 AMT
   6.35%, 11/01/31..........................       2,000         2,111,620
New Jersey State Ctfs Partn
   (Equip Lease Purchase) Ser 04A
   5.00%, 6/15/12...........................       7,995         8,449,115
New Jersey State Ed Fac Auth
   (Higher Ed Cap Impt) Ser 02A
   5.125%, 9/01/22..........................       2,500         2,649,050
   (Princeton Univ) Ser 05 A
   5.00%, 7/01/23...........................       3,480         3,688,696


--------------------------------------------------------------------------------
52 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
   (Ramapo College of New Jersey)
   AMBAC Ser 01D
   5.00%, 7/01/31...........................   $   1,000   $     1,026,870
   FGIC Series 04E
   5.00%, 7/01/23-7/01/28...................       3,250         3,408,365
New Jersey State Trans Auth
   (Transportation System) Ser 03C
   5.50%, 6/15/24...........................       3,750         4,209,075
Newark Hsg Auth
   (Newark Marine Terminal) MBIA Ser 04
   5.25%, 1/01/21-1/01/22(c)................       3,580         3,859,578
North Hudson Sew Auth
   MBIA Ser 01A
   Zero Coupon, 8/01/24.....................      12,340         4,824,446
Port Auth NY & NJ
   (121st) MBIA Ser 00
   5.375%, 10/15/35.........................       5,000         5,309,400
   (126th) FGIC Ser 02
   5.25%, 5/15/37...........................       2,500         2,595,200
   (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22..........................       7,675         8,261,063
Salem Cnty PCR
   (PSE&G Power) Ser 01A AMT
   5.75%, 4/01/31...........................       1,500         1,581,735
Salem Cnty Waste Disp Rev
   (E.I. Dupont) Ser 92A AMT
   6.125%, 7/15/22..........................       3,500         3,513,230
South Jersey Port Corp
   (Marine Terminal) AMT
   5.20%, 1/01/23...........................       1,000         1,037,310
South Jersey Transportation Auth
(Raytheon Aircraft Service) Ser 97A AMT
   6.15%, 1/01/22...........................         335           339,191
Union Cnty Impt Auth
   MBIA Ser 03A
   5.25%, 8/15/23...........................       2,885         3,119,839
Vineland Sewer Rev
   (Landis Sewerage) FGIC Ser 93C
   9.22%, 9/19/19(b)........................       3,250         4,249,408
                                                           ---------------
                                                               170,817,202
                                                           ---------------
California - 0.6%
California State GO
   5.25%, 11/01/25..........................       1,000         1,052,090
                                                           ---------------

Florida - 3.0%
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30...........................       2,500         2,644,325


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 53

                                 New Jersey Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34...........................   $   1,000   $     1,073,830
Hammock Bay Cmnty Dev Dist
   (Special Assessment) Ser 04A
   6.15%, 5/01/24...........................         500           498,720
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32...........................       1,285         1,319,412
                                                           ---------------
                                                                 5,536,287
                                                           ---------------
Illinois - 0.8%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33..........................       1,000         1,001,740
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28...........................         550           541,816
                                                           ---------------
                                                                 1,543,556
                                                           ---------------
Nevada - 1.1%
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23...........................         985         1,016,875
North Las Vegas Cmnty Fac Dist
   (#60 Aliante)
   6.40%, 12/01/22..........................       1,000         1,030,230

                                                           ---------------
                                                                 2,047,105
                                                           ---------------
Ohio - 0.3%
Port Auth Columbiana Cnty Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25..........................         500           498,145
                                                           ---------------

Pennsylvania - 0.9%
Delaware Riv Jt Toll Bridge Rev
   (PA/NJ Bridge) Ser 03
   5.00%, 7/01/28...........................       1,625         1,657,874
                                                           ---------------

Virginia - 0.7%
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33...........................       1,200         1,237,284
                                                           ---------------

Total Long-Term Municipal Bonds
   (cost $175,245,025)......................                   184,389,543
                                                           ---------------

Total Investments - 100.7%
   (cost $175,245,025)......................                   184,389,543
Other assets less liabilities - (0.7%)......                    (1,211,734)
                                                           ---------------

Net Assets - 100%...........................               $   183,177,809
                                                           ===============


--------------------------------------------------------------------------------
54 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,    Unrealized
     Type           Contracts  Position   Month        Value        2005      Appreciation
------------------  ---------  -------- ----------  -----------  -----------  -------------
U.S. Treasury Note                        June
 10 Yr Futures         42       Short     2005      $ 4,637,233  $ 4,589,156    $ 48,077

U.S. Treasury Note                        June
 10 Yr Swap Futures    40       Short     2005        4,389,850    4,311,250      78,600
                                                                                --------
                                                                                $126,677
                                                                                ========

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
JPMorgan Chase & Co. $ 7,300     6/08/05         1.25           BMA*         $ 14,652

                                              76.48% of
Goldman Sachs & Co.   11,700     2/03/06    1 Month LIBOR+      BMA*          (18,697)

                                                             85.10% of
  Merrill Lynch       11,700     2/03/06         BMA*      1 Month LIBOR+      57,920

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

(a) Position, or portion thereof with an aggregate market value of $400,273 has been segregated to collateralize margin requirements for open futures contracts.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $9,194,427 or 5.0% of net assets.

      Glossary of Terms:
      ACA        American Capital Access
      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FNMA       Federal National Mortgage Association
      FSA        Financial Security Assurance, Inc.
      GO         General Obligation
      MBIA       Municipal Bond Investors Assurance
      RADIAN     Radian Group, Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 55

                                       Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 103.1%
Long-Term Municipal Bonds - 98.1%
Ohio - 83.3%
Akron GO
   MBIA Ser 02
   5.00%, 12/01/23..........................   $   1,000   $     1,043,210
Akron Stadium Rev
   (Canal Park) Ser 96
   6.90%, 12/01/16..........................       5,000         5,339,200
Brookville Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/26..........................       2,000         2,078,180
Canton City Sch Dist
   MBIA Ser 05
   5.00%, 12/01/22-12/01/23.................       2,150         2,250,654
Central Ohio Solid Waste Auth
   AMBAC Ser 04B
   5.00%, 12/01/21..........................       2,035         2,146,477
Cincinnati Tech & Cmnty College
   AMBAC 02
   5.00%, 10/01/28..........................       5,000         5,171,200
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31..........................       2,000         2,096,500
   (Rita Proj)
   5.00%, 11/15/19..........................       1,850         1,925,850
Cleveland GO
   Ser 02 MBIA
   5.25%, 12/01/27..........................       4,380         4,616,608
   Ser 04 AMBAC
   5.25%, 12/01/24..........................       1,200         1,286,292
Columbus Sch Dist
   FGIC Ser 03
   5.00%, 12/01/24-12/01/25.................       4,730         4,922,839
Cuyahoga Cnty Hosp Rev
   (UHHS) Ser 00
   7.50%, 1/01/30...........................       1,900         2,121,711
Cuyahoga Cnty MFHR
   (Livingston Park Apts) GNMA Ser 02A
   5.45%, 9/20/39...........................       1,500         1,522,095
   (Longwood Proj) GNMA Ser 01 AMT
   5.60%, 1/20/43...........................       3,620         3,711,296
   (West Tech Apts Proj) GNMA Ser 02A AMT
   5.45%, 3/20/44...........................       1,075         1,092,738
Dayton Ohio Arpt Rev
   (James M Cox Dayton Intl) RADIAN Ser 03A
   5.00%, 12/01/23..........................       1,280         1,307,878


--------------------------------------------------------------------------------
56 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Dayton Sch Dist
   (Administrative Fac Proj) Ser 03
   6.00%, 12/01/19-12/01/21.................   $   3,040   $     3,378,371
Delaware City Sch Dist
   MBIA Ser 04
   5.00%, 12/01/19..........................       1,340         1,427,582
Dublin Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/22..........................       1,500         1,576,245
Erie Cnty Hosp Rev
   (Firelands Med Ctr) Ser 02A
   5.625%, 8/15/32..........................       1,500         1,569,585
Fairfield Cnty Hosp Facs Rev
   (Fairfield Med Ctr Proj) RADIAN Ser 03
   5.00%, 6/15/24...........................       1,000         1,019,290
Franklin Cnty
   (Online Computer Library Ctr) Ser 98A
   5.20%, 10/01/20..........................       2,800         2,942,128
Franklin Cnty MFHR
   (Agler Green) GNMA Ser 02A AMT
   5.65%, 5/20/32...........................         770           797,697
   5.80%, 5/20/44...........................       1,150         1,186,064
   (Wellington Village Proj)
   GNMA Ser 01A AMT
   5.40%, 2/20/43...........................       3,845         3,866,263
Greater Cleveland Regl Tran Auth
   MBIA Ser 04
   5.00%, 12/01/24..........................       1,350         1,415,246
Hamilton Cnty Health Fac
   (Twin Towers) Ser 99A
   5.80%, 10/01/23..........................       1,775         1,803,666
Hamilton Cnty Convention Facs Auth Rev
   FGIC Ser 04
   5.00%, 12/01/23(a).......................       1,330         1,396,686
Hamilton Cnty Sales Tax
   AMBAC Ser 00B
   5.25%, 12/01/32(b).......................      13,185        13,759,866
Hamilton City Sch Dist MBIA
   5.00%, 12/01/24..........................       1,000         1,046,150
Hilliard Sch Dist
   (Sch Constr ) MBIA
   5.00%, 12/01/26..........................       1,850         1,927,515
Lucas Cnty Health Fac
   (Altenheim Proj) GNMA Ser 99
   5.50%, 7/20/40...........................       3,200         3,352,000


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 57

                                       Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Madeira City Sch Dist GO
   MBIA Ser 04
   5.00%, 12/01/22-12/01/23.................   $   2,665   $     2,808,722
Ohio Air Quality Dev Auth PCR
   (Dayton Pwr & Lt) Ser 92B
   6.40%, 8/15/27...........................       2,000         2,007,300
   (Toledo Edison Co) Ser 97A AMT
   6.10%, 8/01/27...........................       5,000         5,199,400
Ohio Capital Corp MFHR
   (Rental Hsg) MBIA Ser 95E Pre Re
   6.35%, 1/01/22...........................         755           780,164
Ohio Environmental Fac Rev
   (Ford Motor Co) Ser 00 AMT
   6.15%, 6/01/30...........................       2,500         2,604,475
Ohio Hsg Fin Agy MFHR
   (Park Trails Apt) AMBAC Ser 01A AMT
   5.50%, 12/01/34..........................       1,670         1,709,713
Ohio Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA AMT
   Ser 02
   5.375%, 9/01/33..........................       2,830         2,848,876
   Ser 02A-2
   5.60%, 9/01/34...........................         795           807,219
   Ser 02-A3
   5.50%, 9/01/34...........................       1,775         1,819,943
Ohio Sewer & Solid Waste Disp Facs
   (Anheuser-Busch) Ser 01 AMT
   5.50%, 11/01/35..........................       3,000         3,101,670
Ohio St Bldg Auth
   (Adult Correctl Proj) MBIA Ser 04A
   5.00%, 4/01/22...........................       2,975         3,131,158
   (St Facs-Admin Bldg Fd Proj) Ser 05A
   5.00%, 4/01/24...........................       1,500         1,568,400
Ohio State GO
   Ser 04A
   5.00%, 6/15/22...........................       3,000         3,157,920
Ohio State Higher Ed Fac Cmnty
   (Denison University Proj) Ser 04
   5.00%, 11/01/21-11/01/24.................       3,440         3,589,092
Ohio State School Dist
   FGIC Ser 03A
   6.151%, 3/15/15(c)(e)....................       6,300         7,258,734
Ohio State University
   MBIA Ser 04
   5.00%, 12/01/22..........................       1,950         2,053,818
Ohio Wtr Dev Auth
   (Anheuser-Busch) Ser 99 AMT
   6.00%, 8/01/38...........................       2,250         2,346,053
   (North Star BHP Steel) Ser 95 AMT
   6.45%, 9/01/20...........................       3,425         3,544,635


--------------------------------------------------------------------------------
58 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Ohio Wtr Dev Auth PCR
   (Cleveland Electric) Ser 97A AMT
   6.10%, 8/01/20...........................   $   2,000   $     2,073,880
Grove City Ohio Asses Dist
   (Pinnacle Cmnty) Fin Auth Series 04A
   6.00%, 12/01/22..........................       2,155         2,198,272
Port Auth Columbiana Cnty Ohio Solid
   Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25..........................         500           498,145
Princeton Sch Dist
   MBIA Ser 03
   5.00%, 12/01/24..........................       1,600         1,670,736
Riversouth Auth Rev
   (Area Redevelopment) Series 04A
   5.25%, 12/01/21-12/01/22.................       2,000         2,146,350
Steubenville Hosp Rev
   (Trinity Hlth) Ser 00
   6.50%, 10/01/30..........................       2,500         2,749,700
Toledo School Dist
   FGIC Ser 03B
   5.00%, 12/01/23..........................       2,940         3,080,767
Toledo-Lucas Cnty Port Auth
   (Cargill, Inc. Project) Ser 04B
   4.50%, 12/01/15..........................       2,500         2,535,850
   (Crocker Park Proj) Ser 03
   5.375%, 12/01/35.........................       5,000         5,228,800
Toledo-Lucas Cnty Port Fac
   (CSX Transportation) Ser 92
   6.45%, 12/15/21..........................       1,270         1,448,664
                                                           ---------------
                                                               159,065,538
                                                           ---------------
California - 1.6%
California State GO
   5.20%, 4/01/26...........................       1,000         1,044,510
   5.25%, 4/01/29...........................       2,000         2,093,320
                                                           ---------------
                                                                 3,137,830
                                                           ---------------
Florida - 6.9%
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18..........................       1,550         1,624,400
Collier Cnty IDR
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25..........................       1,500         1,562,250
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30...........................       2,000         2,115,460
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34...........................       1,000         1,073,830


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 59

                                       Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Hammock Bay Cmnty Dev Dist - Fla Spl Assmt Rev
   Ser 04A
   6.15%, 5/01/24...........................   $     500   $       498,720
Manatee Cnty Cmnty Dev Dist
   (Heritage Harbor South) Ser 02B
   5.40%, 11/01/08..........................         795           794,451
Northern Palm Beach Cnty
   (ABACOA) Ser 96A - Pre Re
   7.30%, 8/01/27...........................       5,100         5,507,898
                                                           ---------------
                                                                13,177,009
                                                           ---------------
Illinois - 0.8%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33..........................       1,000         1,001,740
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05 A
   5.95%, 3/01/28...........................         565           556,593
                                                           ---------------
                                                                 1,558,333
                                                           ---------------
Puerto Rico - 2.4%
Puerto Rico Tobacco Settlement Rev
   (Childrens Trust Fund) Ser 00
   6.00%, 7/01/26...........................       4,000         4,497,040
                                                           ---------------

South Carolina - 3.1%
South Carolina Pub Svc Auth TBD
   FGIC Ser 05A
   5.25%, 1/01/22...........................       1,000         1,058,410
South Carolina Pub Svc Auth Rev
   Ser 05A
   5.25%, 1/01/20...........................       4,210         4,487,902
   Ser 05B MBIA
   5.00%, 1/01/13 ..........................         300           318,876
                                                           ---------------
                                                                 5,865,188
                                                           ---------------
Total Long-Term Municipal Bonds
   (cost $180,625,079)......................                   187,300,938
                                                           ---------------

Short-Term Municipal Notes(d) - 5.0%
Alaska - 1.6%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   2.30%, 7/01/37...........................       3,000         3,000,000
                                                           ---------------

Massachusetts - 2.3%
Massachusetts State GO
   (Central Artery) Series 00A
   2.31%, 12/01/30..........................       4,500         4,500,000
                                                           ---------------


--------------------------------------------------------------------------------
60 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Minnesota - 1.1%
Montrose Indl Dev Rev
   (Lyman Lumber Co. Proj) AMT
   2.34%, 5/01/26...........................   $   2,075   $     2,075,000
                                                           ---------------

Total Short-Term Municipal Notes
   (cost $9,575,000)........................                     9,575,000
                                                           ---------------

Total Investments - 103.1%
   (cost $190,200,079)......................                   196,875,938
Other assets less liabilities - (3.1%)......                    (5,967,755)
                                                           ---------------

Net Assets - 100%...........................               $   190,908,183
                                                           ===============






FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,    Unrealized
     Type           Contracts  Position   Month        Value        2005      Appreciation
------------------  ---------  -------- ----------  -----------  -----------  -------------

U.S. Treasury Note                        June
 10 Yr Futures         35       Short     2005      $ 3,864,361  $ 3,824,297    $ 40,064

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
                                              76.48% of
Goldman Sachs & Co.  $ 11,100    2/03/06    1 Month LIBOR+      BMA*         $ (17,738)

                                                             85.10% of
  Merrill Lynch        11,100    2/03/06         BMA*      1 Month LIBOR+       54,950

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 61

                                       Ohio Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

(a) Position, or portion thereof with an aggregate market value of $57,398, has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $7,258,734 or 3.8% of net assets.

      Glossary of Terms:
      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FSA        Financial Security Assurance, Inc.
      GNMA       Government National Mortgage Association
      GO         General Obligation
      IDR        Industrial Development Revenue
      MBIA       Municipal Bond Investors Assurance
      MFHR       Multi-Family Housing Revenue
      PCR        Pollution Control Revenue
      RADIAN     Radian Group, Inc.
      SFMR       Single Family Mortgage Revenue
      TBD        To Be Determined

      See notes to financial statements.


--------------------------------------------------------------------------------
62 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 99.0%
Long-Term Municipal Bonds -99.0%
Pennsylvania - 77.3%
Allegheny Cnty Arpt Rev
   MBIA Ser 97 AMT
   5.75%, 1/01/10...........................   $   2,540   $     2,734,513
Allegheny Cnty GO
   FGIC Ser 05C-57
   5.00%, 11/01/23..........................       6,390         6,696,847
Allegheny Cnty Higher Ed
   (Thiel College) ACA Ser 99A
   5.375%, 11/15/19-11/15/29................       2,500         2,549,860
Allegheny Cnty Hlth Fac
   (South Hills Hlth) Ser 00B
   6.75%, 5/01/25...........................       1,555         1,642,749
Allegheny Cnty Hlth Rev
   (Residential Resources) Ser 01
   6.60%, 9/01/31...........................       1,595         1,674,192
Allegheny Cnty PCR
   (USX Corp.) Ser 98
   5.50%, 12/01/29..........................       2,680         2,775,328
Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.60%, 7/01/23...........................       1,500         1,554,465
Butler Cnty
   FGIC Ser 03
   5.25%, 7/15/26...........................       1,625         1,796,990
Crawford Cnty Hlth Fac
   (Wesbury Methodist) Ser 99
   6.25%, 8/15/29...........................       1,600         1,642,560
Delaware Cnty Higher Ed
   (Eastern College) Ser 99
   5.625%, 10/01/28.........................       2,500         2,507,000
Ephrata Area Sch Dist FGIC
   5.00%, 3/01/22...........................       1,000         1,052,640
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) Ser 99 AMT
   5.50%, 1/01/24...........................       3,490         3,169,199
Lancaster Swr Auth Rev
   MBIA Ser 04
   5.00%, 4/01/22(a)........................       1,330         1,399,812
Lehigh Northampton Airport Rev
   MBIA Ser 00 AMT
   6.00%, 5/15/30...........................       4,400         4,809,288


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 63

                               Pennsylvania Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Lycoming Cnty Higher Ed
   (College of Technology) AMBAC Ser 02
   5.25%, 5/01/32...........................   $   2,250   $     2,345,625
Montgomery Cnty Higher Ed
   (Beaver College) RADIAN Ser 99
   5.70%, 4/01/27...........................       6,000         6,280,260
Montgomery Cnty Hospital Rev
   (Abington Memorial Hosp) Ser 02A
   5.125%, 6/01/32..........................       3,000         3,040,710
Montgomery Cnty Indl Dev Auth Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21...........................         415           423,815
Pennsylvania Eco Dev Auth
   (30th St Station) ACA Ser 02 AMT
   5.875%, 6/01/33..........................       3,485         3,664,721
Pennsylvania Eco Dev Auth
   (Amtrak) Ser 01A AMT
   6.375%, 11/01/41.........................       5,000         5,191,000
Pennsylvania Higher Ed
   (Dickinson College) RADIAN Ser 03AA-1
   5.00%, 11/01/26..........................       1,000         1,017,400
   (UPMC Health Sys) Ser 01A
   6.00%, 1/15/31...........................       2,405         2,624,384
Pennsylvania Hsg Fin Agy SFMR
   Ser 99-67A
   5.90%, 10/01/30(b).......................      12,040        12,305,601
   (Mortgage Rev) AMT
   Ser 02-74B
   5.25%, 4/01/32...........................       3,225         3,236,191
Pennsylvania Hsg Fin Agy SFMR
   (Mortgage Rev) FSA Ser 03 AMT
   2.64%, 6/01/08(e)........................       7,100         7,100,000
Pennsylvania Higher Edl Facs Auth
   (Univ Health Sys) AMBAC Ser 05A
   5.00%, 8/15/20...........................       2,000         2,114,240
Philadelphia Airport Sys
   AMBAC Ser 95A AMT
   6.10%, 6/15/25(b)........................      10,000        10,264,399
Philadelphia Gas Wks Rev
   AGC Ser 04A-1
   5.25%, 9/01/19...........................       1,015         1,073,606
Philadelphia Ind Dev Rev
   FSA Ser 03
   14.55%, 10/01/10(c)(e)...................       1,600         1,917,120
Philadelphia Redev Auth Rev
   (Neighborhood Transformation) FGIC Ser 05C
   5.00%, 4/15/28...........................       3,160         3,263,142
Philadelphia Sch Dist Lease Rev
   FSA Ser 03
   5.25%, 6/01/26...........................       5,000         5,305,900


--------------------------------------------------------------------------------
64 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Pittsburgh Pub Pkg Auth Rev
   FGIC Ser 05B
   5.00%, 12/01/23..........................   $   1,900   $     1,982,878
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) FHA AMT
   Ser 97A
   6.25%, 10/01/28..........................         790           816,947
Potter Cnty Hosp Rev
   (Charles Cole Memorial) RADIAN Ser 96
   6.05%, 8/01/24...........................       4,340         4,511,560
Southcentral Hosp Rev
   (Wellspan Health) MBIA Ser 01
   5.25%, 5/15/31...........................       4,700         4,857,356
State Pub Sch Bldg Auth Sch Rev
   (Colonial Northampton Inter Unit 20)
   FGIC Ser 05
   5.00%, 5/15/26...........................       2,025         2,098,102
                                                           ---------------
                                                               121,440,400
                                                           ---------------
California - 0.6%
California State GO
   5.00%, 2/01/33...........................       1,000         1,015,620
                                                           ---------------
Florida - 5.9%
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18...........................       1,315         1,378,120
Collier Cnty IDR
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25..........................       3,000         3,124,500
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30...........................       2,000         2,115,460
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34...........................       1,050         1,127,522
Hammock Bay Cmnty Dev Dist - Fla Spl
   Assmt Rev
   Ser 04A
   6.15%, 5/01/24...........................         440           438,874
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32...........................         990         1,016,512
                                                           ---------------
                                                                 9,200,988
                                                           ---------------
Guam - 0.3%
Guam Intl Arpt Auth
   MBIA Ser 03B
   5.25%, 10/01/23 .........................         500           539,010
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 65

                               Pennsylvania Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Illinois - 1.6%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33..........................   $   1,000   $     1,001,740
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28...........................         465           458,081
Yorkville Cmnty Fac Dist
   (Raintree Village Proj) Ser 03
   6.875%, 3/01/33..........................       1,000         1,033,730
                                                           ---------------
                                                                 2,493,551
                                                           ---------------
New Jersey - 3.7%
New Jersey Economic Dev Auth Rev
   (Cigarette Tax) FGIC Ser 04
   5.00%, 6/15/12...........................       5,375         5,784,414
                                                           ---------------

Puerto Rico - 5.2%
Puerto Rico Comwlth
   Hwy & Trans Auth Rev
   FGIC Ser 03
   7.13%, 7/01/14(d)........................       3,265         3,974,615
   FSA Ser 02D
   5.00%, 7/01/27...........................       4,000         4,157,200

                                                           ---------------
                                                                 8,131,815
                                                           ---------------
South Carolina - 3.1%
South Carolina Pub Svc Auth Rev
   Ser 05A
   5.25%, 1/01/20...........................       2,570         2,739,646
   Ser 05B
   5.00%, 1/01/14 ..........................       2,000         2,126,120
                                                           ---------------
                                                                 4,865,766
                                                           ---------------
Virgin Islands - 1.3%
Virgin Islands Pub Fin Auth Rev
   ACA Ser 03
   5.00%, 10/01/31..........................       1,250         1,264,113
Virgin Islands Pub Fin Auth Rev(c)(e)
   FSA Ser 03A
   13.38%, 10/01/13.........................          85           125,048
   FSA Ser 03B
   13.38%, 10/01/14.........................          50            73,378
   FSA Ser 03C
   14.64%, 10/01/15.........................          70           109,614
   FSA Ser 03D
   14.64%, 10/01/16.........................         180           269,892
   FSA Ser 03E
   14.64%, 10/01/17.........................         115           172,115
                                                           ---------------
                                                                 2,014,160
                                                           ---------------


--------------------------------------------------------------------------------
66 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Total Investments - 99.0%
   (cost $149,656,140) .....................               $   155,485,724
Other assets less liabilities - 1.0%........                     1,502,087
                                                           ---------------

Net Assets - 100%...........................               $   156,987,811
                                                           ===============

FINANCIAL FUTURES CONTRACTS (see note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,    Unrealized
     Type           Contracts  Position   Month        Value        2005      Depreciation
------------------  ---------  -------- ----------  -----------  -----------  -------------
U.S. Treasury Note                        June
 10 Yr Futures         33       Long      2005      $ 3,643,788  $ 3,605,766    $ (38,022)

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
                                              76.48% of
Goldman Sachs & Co.  $ 9,900    2/03/06     1 Month LIBOR+      BMA*         $ (15,820)

                                                              85.10% of
  Merrill Lynch        9,900    2/03/06          BMA*      1 Month LIBOR+       49,009

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 67

                               Pennsylvania Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

(a) Position, or portion thereof with an aggregate market value of $89,462 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d)   Variable rate coupon, rate shown as of March 31, 2005.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $9,767,167 or 6.2% of net assets.

      Glossary of Terms:
      ACA        American Capital Access
      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FHA        Federal Housing Authority
      FSA        Financial Security Assurance, Inc.
      GO         General Obligation
      IDR        Industrial Development Revenue
      MBIA       Municipal Bond Investors Assurance
      PCR        Pollution Control Revenue
      RADIAN     Radian Group, Inc.
      SFMR       Single Family Mortgage Revenue

      See notes to financial statements.


--------------------------------------------------------------------------------
68 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 102.9%
Long-Term Municipal Bonds - 97.8%
Virginia - 87.0%
Albemarle Cnty Ed Fac
   (The Convent School) Ser 01A
   7.50%, 7/15/23...........................   $   8,260   $     8,800,782
   7.75%, 7/15/32...........................         500           530,955
Alexandria MFHR
   (Buckingham Village Apts) Ser 96A AMT
   6.15%, 1/01/29...........................       4,000         4,080,120
Arlington Cnty Hosp Rev
   (Arlington Health Sys) Ser 01
   5.25%, 7/01/31...........................       5,900         6,086,558
Arlington Cnty IDR Sewer Rev
   (Ogden Martin) FSA Ser 98B AMT
   5.25%, 1/01/09...........................       2,295         2,457,761
Arlington Cnty MFHR
   (Arlington View Terrace)
   FNMA Ser 01 AMT
   5.15%, 11/01/31..........................       1,550         1,589,897
Bell Creek Cmnty Dev Dist
   Ser 03A
   6.75%, 3/01/22...........................         900           923,724
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33...........................       1,500         1,546,605
Celebrate VA North Cmnty Dev Dist
   Ser 03B
   6.60%, 3/01/25...........................       1,250         1,272,088
Chesterfield Cnty
   (VA Elec & Pwr Co) Ser 02
   5.875%, 6/01/17..........................       3,800         4,184,370
Dinwiddie Cnty Indl Dev Auth
   (Lease Rev) MBIA Ser 04B
   5.00%, 2/15/24...........................       2,100         2,194,668
Dulles Town Cmnty Dev Auth
   (Dulles Town Ctr Proj) Ser 98
   6.25%, 3/01/26...........................       2,055         2,099,265
Fairfax Cnty Va Swr Rev
   Ser 04A
   7.052%, 7/15/13(c)(d)....................       1,580         1,868,856
   Ser 04B
   7.052%, 7/15/14(c)(d)....................       1,665         1,973,358
   Ser 04C
   7.052%, 7/15/14(c)(d)....................       1,760         2,060,115


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 69

                                   Virginia Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Fairfax Water Auth Rev
   Ser 02
   5.00%, 4/01/32...........................   $   3,380   $     3,476,296
Greater Richmond Hotel Tax Rev
   (Convention Ctr Proj) Ser 00
   6.25%, 6/15/32...........................       6,000         6,879,600
Hampton Convention Ctr Rev
   AMBAC Ser 02
   5.00%, 1/15/35(a)........................       5,150         5,293,222
Harrisonburg MFHR
   (Battery Heights Assoc) GNMA Ser 96A
   6.25%, 4/20/36...........................       5,185         5,347,809
Harrisonburg MFHR
   (Greens of Salem Run) FSA Ser 97 AMT
   6.30%, 4/01/29...........................       1,140         1,189,487
Henry Cnty Hosp Rev
   (Memorial Hosp Martinsville & Henry)
   Ser 97
   6.00%, 1/01/27...........................       1,250         1,329,275
Isle Wight Cnty Solid Waste Rev
   (Union Camp Corp) Ser 94 AMT
   6.55%, 4/01/24...........................       4,000         4,050,200
James City Cnty Solid Waste Rev
   (Anheuser Busch Proj) Ser 97 AMT
   6.00%, 4/01/32...........................       4,200         4,351,326
Loudoun Cnty IDR Hosp Rev
   (Loudoun Hosp Ctr) FSA Ser 95
   5.80%, 6/01/20...........................       2,500         2,562,325
Metropolitan Washington Arpt Rev
   Ser 97B AMT
   5.50%, 10/01/23(a).......................       9,410         9,664,164
Newport News Hlth Care Fac
   (Mennowood) GNMA Ser 96A
   6.25%, 8/01/36...........................       2,590         2,703,157
Newport News MFHR
   (Walker Village Proj) GNMA Ser 02A AMT
   5.55%, 9/20/34...........................       1,880         1,931,888
   5.65%, 3/20/44...........................       1,660         1,697,416
Norfolk Arpt Auth Rev
   FGIC Ser 01B AMT
   5.30%, 7/01/25(b)........................      10,000        10,375,199
   (Air Cargo) Ser 02 AMT
   6.25%, 1/01/30...........................       1,000         1,018,880
Portsmouth Util Rev
   FGIC Ser 01B
   5.00%, 6/01/26...........................       1,500         1,526,160
Prince William MFHR
   (Woodwind Gables)
   AMBAC Ser 01A AMT
   5.30%, 12/01/34..........................       2,860         2,932,272


--------------------------------------------------------------------------------
70 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Staunton Ed Fac
   (Mary Baldwin College) Ser 96
   6.75%, 11/01/21..........................   $   3,645   $     3,778,407
Virginia Beach MFHR
   (Beth Sholom Terrace) GNMA Ser 02
   5.40%, 4/01/44...........................       2,900         3,000,137
Virginia Biotechnology Auth
   (Consolidated Laboratories Proj) Ser 01
   5.00%, 9/01/21...........................       4,170         4,365,031
Virginia Hsg Dev Auth MFHR
   (Rental Hsg)
   Ser 99 AMT
   5.95%, 2/01/23...........................       5,525         5,742,188
   Ser 02B AMT
   5.50%, 4/01/27...........................       5,000         5,130,600
Virginia Hsg Dev Auth SFMR
   (Mortgage Rev) Ser 01D AMT
   5.40%, 6/01/24...........................       3,155         3,234,380
Virginia Port Auth Rev
   (Newport News) Ser 02 AMT
   5.00%, 7/01/27...........................       1,000         1,021,450
   5.125%, 7/01/24..........................       4,000         4,156,320
Virginia Sewer Rev
   (Hopwell Wastewtr Fac) Ser 95A AMT
   6.00%, 10/01/25.........................       1,375         1,411,768
                                                           ---------------
                                                               139,838,079
                                                           ---------------
California - 2.7%
California State GO
   5.00%, 2/01/33...........................       1,615         1,658,024
   5.25%, 4/01/29...........................       1,000         1,046,660
South Tahoe Jt Pwrs Fing Auth Rev
   (Redev Proj Area No 1) AMBAC Ser 05A
   5.00%, 10/01/28..........................       1,500         1,515,450
                                                           ---------------
                                                                 4,220,134
                                                           ---------------
Florida - 2.0%
Fleming Island Plantation Cmnty Dev Dist
   Ser 00B
   7.375%, 5/01/31..........................       3,000         3,226,680
                                                           ---------------

Illinois - 0.9%
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28...........................         465           458,081
Yorkville Cmnty Fac Dist
   (Raintree Village Project) Ser 03
   6.875%, 3/01/33..........................       1,000         1,033,730
                                                           ---------------
                                                                 1,491,811
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 71

                                   Virginia Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Puerto Rico - 2.1%
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03
   7.127%, 7/01/14(c)(d)....................   $   1,800   $     2,191,212
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22...........................       1,100         1,182,379
                                                           ---------------
                                                                 3,373,591
                                                           ---------------
South Carolina - 3.1%
South Carolina Pub Svc Auth TBD
   FGIC Ser 05A
   5.25%, 1/01/22...........................       1,000         1,058,410
South Carolina Pub Svc Auth Rev
   Ser 05A
   5.25%, 1/01/21...........................       1,500         1,595,205
   Ser 05B MBIA
   5.00%, 1/01/13...........................       2,200         2,338,424
                                                           ---------------
                                                                 4,992,039
                                                           ---------------
Total Long-Term Municipal Bonds
   (cost $150,562,495)......................                   157,142,334
                                                           ---------------

Short-Term Municipal Notes(a) - 5.1%
Alaska - 0.6%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   2.30%, 7/01/37...........................       1,000         1,000,000
                                                           ---------------

Louisiana - 0.3%
East Baton Rouge Parish Pollution Ctl Rev
   (Exxon Project)
   2.19%, 11/01/19..........................         500           500,000
                                                           ---------------

Pennsylvania - 0.6%
Philadelphia Auth For Indl Dev Revs
   (Fox Chase Cancer Center Proj) Ser 97
   2.30%, 7/01/25...........................       1,000         1,000,000
                                                           ---------------

Texas - 3.1%
Gulf Coast Waste Disp Auth
   (Amoco Oil Proj) Ser 95 AMT

   2.35%, 7/01/27...........................       3,500         3,500,000
Lower Neches Valley Auth Indl Dev Corp
   Exempt Facs Rev
   (Exxon Mobil Proj) Ser 01B AMT
   2.25%, 11/01/29..........................       1,500         1,500,000
                                                           ---------------
                                                                 5,000,000
                                                           ---------------


--------------------------------------------------------------------------------
72 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio - Portfolio of Investments
--------------------------------------------------------------------------------

                                               Principal
                                                  Amount
                                                   (000)             Value
--------------------------------------------------------------------------
Virginia - 0.5%
Loudoun Cnty Indl Dev Auth
   (Howard Hughes Med)
   Ser 03A
   2.29%, 2/15/38...........................   $     300   $       300,000
   Ser 03C
   2.30%, 2/15/38...........................         500           500,000
                                                           ---------------
                                                                   800,000
                                                           ---------------
Total Short-Term Municipal Notes
   (cost $8,300,000)........................                     8,300,000
                                                           ---------------

Total Investments - 102.9%
   (cost $158,862,495)......................                   165,442,334
Other assets less liabilities - (2.9%)......                    (4,748,887)
                                                           ---------------

Net Assets - 100%...........................               $   160,693,447
                                                           ===============

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                  Value at
                    Number of           Expiration   Original     March 31,    Unrealized
     Type           Contracts  Position   Month        Value        2005      Depreciation
------------------  ---------  -------- ----------  -----------  -----------  -------------
U.S. Treasury Note                        June
 10 Yr Futures         19       Long      2005      $ 2,097,938  $ 2,076,047    $ (21,892)

U.S. Treasury Note                        June
10 Yr Swap Futures     35       Long      2005        3,841,381    3,772,344      (69,037)
                                                                                ---------
                                                                                $ (90,929)
                                                                                =========

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                    Rate Type
                                            -------------------------
                                             Payment         Payment
                     Notional                  made         received        Unrealized
      Swap            Amount    Termination   by the         by the        Appreciation/
  Counterparty        (000)        Date     Portfolio       Portfolio     (Depreciation)
  ------------      ---------   ----------- ---------       ---------     --------------
                                              76.48% of
Goldman Sachs & Co.  $ 9,400     2/03/06    1 Month LIBOR+      BMA*         $ (15,021)

                                                              85.10% of
  Merrill Lynch        9,400     2/03/06         BMA*      1 Month LIBOR+       46,534

*  BMA    (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 73

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Position, or portion thereof with an aggregate market value of $217,879 has been segregated to collateralize margin requirements for open futures contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $8,093,541 or 5.0% of net assets.

(d) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

      Glossary of Terms:
      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax
      FGIC       Financial Guaranty Insurance Company
      FNMA       Federal National Mortgage Association
      FSA        Financial Security Assurance, Inc.
      GNMA       Government National Mortgage Association
      GO         General Obligation
      MBIA       Municipal Bond Investors Assurance
      MFHR       Multi-Family Housing Revenue
      SFMR       Single Family Mortgage Revenue
      TBD        To Be Determined
      XLCA       XL Capital Assurance, Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
74 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)

                                                           Arizona              Florida
                                                        ----------------    -----------------
Assets
Investments in securities, at value
   (cost: $179,281,240 and $204,824,874,
   respectively)....................................    $    185,326,530    $     213,951,953
Unrealized appreciation of interest rate swap
   contracts........................................              54,950               91,811
Interest receivable.................................           2,473,854            4,405,570
Receivable for shares of beneficial interest sold...           1,430,982            1,225,720
Receivable for investment securities sold...........                  -0-           1,105,000
Variation margin on futures contracts...............                  -0-              14,438
                                                        ----------------    -----------------
Total assets........................................         189,286,316          220,794,492
                                                        ----------------    -----------------
Liabilities
Due to custodian....................................             220,075              277,185
Unrealized depreciation of interest rate swap
   contracts........................................              17,738               20,615
Payable for shares of beneficial interest
   redeemed.........................................           1,268,502            1,157,370
Payable for investment securities purchased.........           1,047,270            6,496,680
Dividends payable..................................             219,411              277,849
Distribution fee payable............................             103,479              119,088
Advisory fee payable................................              43,220               49,155
Transfer agent fee payable..........................               5,696                4,592
Administrative fee payable..........................               1,291                1,482
Accrued expenses and other liabilities..............             100,029              116,105
                                                        ----------------    -----------------
Total liabilities...................................           3,026,711            8,520,121
                                                        ----------------    -----------------
Net Assets..........................................    $    186,259,605    $     212,274,371
                                                        ================    =================
Composition of Net Assets
Shares of beneficial interest, at par...............    $        169,946    $         207,883
Additional paid-in capital..........................         181,358,608          212,551,539
Distributions in excess of net investment income....            (242,315)            (302,864)
Accumulated net realized loss on investment
   transactions.....................................          (1,109,136)          (9,348,201)
Net unrealized appreciation of investments..........           6,082,502            9,166,014
                                                        ----------------    -----------------
                                                        $    186,259,605    $     212,274,371
                                                        ================    =================
Class A Shares
Net assets..........................................    $     94,935,822    $     105,470,129
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           8,656,105           10,332,065
                                                        ----------------    -----------------
Class B Shares
Net assets..........................................    $     69,636,499    $      67,097,259
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           6,358,217            6,568,701
                                                        ----------------    -----------------
Class C Shares
Net assets..........................................    $     21,687,284    $      39,706,983
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           1,980,325            3,887,497
                                                        ----------------    -----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share......    $          10.97    $           10.21
Sales charge -- 4.25% of public offering price......                 .49                  .45
                                                        ----------------    -----------------
Maximum offering price..............................    $          11.46    $           10.66
                                                        ================    =================
Class B Shares
Net asset value and offering price per share........    $          10.95    $           10.21
                                                        ================    =================
Class C Shares
Net asset value and offering price per share........    $          10.95    $           10.21
                                                        ================    =================

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 75

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                          Massachusetts          Michigan
                                                        ----------------    -----------------
Assets
Investments in securities, at value
   (cost: $130,795,951 and $128,929,272,
   respectively)....................................    $    137,619,634    $     134,290,623
Cash................................................                  -0-             259,130
Unrealized appreciation of interest rate swap
   contracts........................................              39,603               39,603
Interest receivable.................................           2,026,210            2,380,597
Receivable for shares of beneficial interest sold...           1,137,443              126,720
Variation margin on futures contracts...............              15,984                   -0-
                                                        ----------------    -----------------
Total assets........................................         140,838,874          137,096,673
                                                        ----------------    -----------------
Liabilities
Due to custodian....................................             236,064                   -0-
Unrealized depreciation of interest rate swap
   contracts........................................              19,942               12,784
Payable for investment securities purchased.........           5,626,824              218,528
Payable for shares of beneficial interest
   redeemed.........................................             645,137              160,651
Dividends payable...................................             157,081              155,754
Distribution fee payable............................              89,563               88,051
Advisory fee payable................................              28,430               53,599
Transfer agent fee payable..........................               4,152                1,493
Administrative fee payable..........................               1,465                   -0-
Variation margin on futures contracts...............                  -0-              11,344
Accrued expenses and other liabilities..............             107,268              118,196
                                                        ----------------    -----------------
Total liabilities...................................           6,915,926              820,400
                                                        ----------------    -----------------
Net Assets..........................................    $    133,922,948    $     136,276,273
                                                        ================    =================
Composition of Net Assets
Shares of beneficial interest, at par...............    $        123,419    $         126,612
Additional paid-in capital..........................         137,581,496          131,378,228
Distributions in excess of net investment income....            (265,226)            (259,460)
Accumulated net realized loss on investment
   transactions.....................................         (10,324,367)            (382,460)
Net unrealized appreciation of investments..........           6,807,626            5,413,353
                                                        ----------------    -----------------
                                                        $    133,922,948    $     136,276,273
                                                        ================    =================
Class A Shares
Net assets..........................................    $     42,255,317    $      47,115,171
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           3,889,264            4,373,070
                                                        ----------------    -----------------
Class B Shares
Net assets..........................................    $     57,528,077    $      44,024,034
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           5,304,663            4,092,240
                                                        ----------------    -----------------
Class C Shares
Net assets..........................................    $     34,139,554    $      45,137,068
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           3,147,973            4,195,929
                                                        ----------------    -----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share......    $          10.86    $           10.77
Sales charge -- 4.25% of public offering price......                 .48                  .48
                                                        ----------------    -----------------
Maximum offering price..............................    $          11.34    $           11.25
                                                        ================    =================
Class B Shares
Net asset value and offering price per share........    $          10.84    $           10.76
                                                        ================    =================
Class C Shares
Net asset value and offering price per share........    $          10.84    $           10.76
                                                        ================    =================

See notes to financial statements.


--------------------------------------------------------------------------------
76 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                            Minnesota          New Jersey
                                                        ----------------    -----------------
Assets
Investments in securities, at value
   (cost: $97,749,425 and $175,245,025,
   respectively)....................................    $    101,863,506    $     184,389,543
Cash................................................                  -0-             370,056
Unrealized appreciation of interest rate swap
   contracts........................................              27,722               72,572
Interest receivable.................................           1,408,738            2,915,394
Receivable for shares of beneficial interest sold...             126,543              665,738
Variation margin on futures contracts...............              12,891                   -0-
Receivable for investment securities sold...........                  -0-             144,375
                                                        ----------------    -----------------
Total assets........................................         103,439,400          188,557,678
                                                        ----------------    -----------------
Liabilities
Due to custodian....................................              14,816                   -0-
Unrealized depreciation of interest rate swap
   contracts........................................               8,949               18,697
Payable for investment securities purchased.........           4,043,593            3,829,016
Dividends payable...................................             116,322              215,982
Payable for shares of beneficial interest
   redeemed.........................................             107,201              955,585
Distribution fee payable............................              44,238              113,617
Advisory fee payable................................              30,561               53,096
Transfer agent fee payable..........................               5,814                4,537
Variation margin on futures contracts...............                  -0-              44,156
Administrative fee payable..........................                  -0-               1,655
Accrued expenses and other liabilities..............             103,255              143,528
                                                        ----------------    -----------------
Total liabilities...................................           4,474,749            5,379,869
                                                        ----------------    -----------------
Net Assets..........................................    $     98,964,651    $     183,177,809
                                                        ================    =================
Composition of Net Assets
Shares of beneficial interest, at par...............    $         97,708    $         186,070
Additional paid-in capital..........................          97,003,415          188,681,294
Distributions in excess of net investment income....            (190,636)            (438,853)
Accumulated net realized loss on investment
   transactions.....................................          (2,049,886)         (14,575,772)
Net unrealized appreciation of investments..........           4,104,050            9,325,070
                                                        ----------------    -----------------
                                                        $     98,964,651    $     183,177,809
                                                        ================    =================
Class A Shares
Net assets..........................................    $     67,134,092    $      73,871,888
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           6,628,720            7,505,814
                                                        ----------------    -----------------
Class B Shares
Net assets..........................................    $     15,720,976    $      73,146,500
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           1,552,752            7,429,763
                                                        ----------------    -----------------
Class C Shares
Net assets..........................................    $     16,109,583    $      36,159,421
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           1,589,317            3,671,405
                                                        ----------------    -----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share......    $          10.13    $            9.84
Sales charge -- 4.25% of public offering price.......                .45                  .44
                                                        ----------------    -----------------
Maximum offering price..............................    $          10.58    $           10.28
                                                        ================    =================
Class B Shares
Net asset value and offering price per share........    $          10.12    $            9.85
                                                        ================    =================
Class C Shares
Net asset value and offering price per share........    $          10.14    $            9.85
                                                        ================    =================

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 77

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                              Ohio            Pennsylvania
                                                        ----------------    -----------------
Assets
Investments in securities, at value
   (cost: $190,200,079 and $149,656,140,
   respectively)....................................    $    196,875,938    $     155,485,724
Cash................................................              95,007                   -0-
Unrealized appreciation of interest rate swap
   contracts........................................              54,950               49,009
Interest receivable.................................           2,807,943            2,817,356
Receivable for shares of beneficial interest sold...             853,640              633,349
Receivable for investment securities sold...........                  -0-           5,665,167
Variation margin on futures contracts...............                  -0-              17,016
                                                        ----------------    -----------------
Total assets........................................         200,687,478          164,667,621
                                                        ----------------    -----------------
Liabilities
Due to custodian....................................                  -0-              57,598
Unrealized depreciation of interest rate swap
   contracts........................................              17,738               15,820
Payable for investment securities purchased.........           8,248,572            6,063,752
Payable for shares of beneficial interest
   redeemed.........................................             997,171            1,062,471
Dividends payable...................................             218,086              185,321
Distribution fee payable............................             116,134               90,846
Advisory fee payable................................              54,926               55,560
Variation margin on futures contracts...............              18,047                   -0-
Transfer agent fee payable..........................               5,670                6,913
Administrative fee payable..........................               1,885                2,160
Accrued expenses and other liabilities..............             101,066              139,369
                                                        ----------------    -----------------
Total liabilities...................................           9,779,295            7,679,810
                                                        ----------------    -----------------
Net Assets..........................................    $    190,908,183    $     156,987,811
                                                        ================    =================
Composition of Net Assets
Shares of beneficial interest, at par...............    $        189,586    $         150,498
Additional paid-in capital..........................         191,454,909          153,955,959
Distributions in excess of net investment income....            (162,626)            (155,316)
Accumulated net realized loss on investment
   transactions.....................................          (7,326,821)          (2,788,081)
Net unrealized appreciation of investments..........           6,753,135            5,824,751
                                                        ----------------    -----------------
                                                        $    190,908,183    $     156,987,811
                                                        ================    =================
Class A Shares
Net assets..........................................    $     80,623,653    $      74,163,673
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           8,003,405            7,110,107
                                                        ----------------    -----------------
Class B Shares
Net assets..........................................    $     63,463,681    $      49,030,122
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           6,305,236            4,700,173
                                                        ----------------    -----------------
Class C Shares
Net assets..........................................    $     46,820,849    $      33,794,016
                                                        ----------------    -----------------
Shares of beneficial interest outstanding...........           4,649,925            3,239,546
                                                        ----------------    -----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share......    $          10.07    $           10.43
Sales charge -- 4.25% of public offering price.......                .45                  .46
                                                        ----------------    -----------------
Maximum offering price..............................    $          10.52    $           10.89
                                                        ================    =================
Class B Shares
Net asset value and offering price per share........    $          10.07    $           10.43
                                                        ================    =================
Class C Shares
Net asset value and offering price per share........    $          10.07    $           10.43
                                                        ================    =================

See notes to financial statements


--------------------------------------------------------------------------------
78 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                              Virginia
                                                           ---------------
Assets
Investment in securities, at value (cost $158,862,495)..   $   165,442,334
Unrealized appreciation of interest rate swap contracts.            46,534
Interest receivable.....................................         2,597,919
Receivable for shares of beneficial interest sold.......         1,170,370
Variation margin on futures contracts...................            29,484
                                                           ---------------
Total assets............................................       169,286,641
                                                           ---------------
Liabilities
Due to custodian........................................           315,358
Unrealized depreciation of interest rate swap contracts.            15,021
Payable for investment securities purchased.............         6,577,892
Payable for shares of beneficial interest redeemed......         1,229,067
Dividends payable.......................................           210,044
Distribution fee payable................................            91,693
Advisory fee payable....................................            32,812
Transfer agent fee payable..............................             5,921
Accrued expenses and other liabilities..................           115,386
                                                           ---------------
Total liabilities.......................................         8,593,194
                                                           ---------------
Net Assets..............................................   $   160,693,447
                                                           ===============
Composition of Net Assets
Shares of beneficial interest, at par...................   $       149,737
Additional paid-in capital..............................       157,423,852
Accumulated undistributed net investment income.........           139,628
Accumulated net realized loss on investment transactions        (3,540,193)
Net unrealized appreciation of investments..............         6,520,423
                                                           ---------------
                                                           $   160,693,447
                                                           ===============
Class A Shares
Net assets..............................................   $    76,934,055
                                                           ---------------
Shares of beneficial interest outstanding...............         7,161,170
                                                           ---------------
Class B Shares
Net assets..............................................   $    56,907,860
                                                           ---------------
Shares of beneficial interest outstanding...............         5,307,214
                                                           ---------------
Class C Shares
Net assets..............................................   $    26,851,532
                                                           ---------------
Shares of beneficial interest outstanding...............         2,505,305
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share..........   $         10.74
Sales charge -- 4.25% of public offering price...........  $           .48
                                                           ---------------
Maximum offering price..................................   $         11.22
                                                           ===============
Class B Shares
Net asset value and offering price per share............   $         10.72
                                                           ===============
Class C Shares
Net asset value and offering price per share............   $         10.72
                                                           ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 79

                                                         Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)

                                              Arizona          Florida
                                         ---------------   ---------------
Investment Income
Interest...............................  $     4,827,495   $     5,972,222
                                         ---------------   ---------------
Expenses
Advisory fee...........................          424,834           485,559
Distribution fee -- Class A............          139,197           153,714
Distribution fee -- Class B............          375,400           369,133
Distribution fee -- Class C............          104,684           197,504
Custodian..............................           66,593            64,391
Transfer agency........................           39,193            49,436
Administrative.........................           34,500            34,500
Audit..................................           25,134            19,432
Legal..................................           17,215            19,546
Printing...............................           16,277            27,339
Registration...........................            8,916            10,010
Trustees' fees.........................            1,000               759
Miscellaneous..........................            3,490             5,904

                                         ---------------   ---------------
Total expenses.........................        1,256,433         1,437,227
Less: expenses waived and reimbursed by
   the Adviser (see Note B)............         (183,964)         (198,904)
Less: expense offset arrangement
   (see Note B)........................              (32)              (42)
                                         ---------------   ---------------
Net expenses...........................        1,072,437         1,238,281
                                         ---------------   ---------------
Net investment income..................        3,755,058         4,733,941
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions.............        1,690,027           966,958
   Futures contracts...................               -0-          106,054
   Swap contracts......................           10,095            (6,898)
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................       (1,420,588)       (1,937,124)
   Futures contracts...................               -0-         (116,366)
   Swap contracts......................              (55)           93,094
                                         ---------------   ---------------
Net gain (loss) on investment
   transactions........................          279,479          (894,282)
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations.....................  $     4,034,537   $     3,839,659
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
80 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations
--------------------------------------------------------------------------------

                                           Massachusetts      Michigan
                                         ---------------   ---------------
Investment Income
Interest...............................  $     3,552,186   $     3,626,008
                                         ---------------   ---------------
Expenses
Advisory fee...........................          307,861           307,709
Distribution fee -- Class A............           60,686            69,361
Distribution fee -- Class B............          306,701           230,622
Distribution fee -- Class C............          175,150           221,972
Custodian..............................           59,422            66,628

Transfer agency........................           38,469            44,273
Administrative.........................           34,500            34,500
Audit..................................           23,425            25,581
Legal..................................           17,848            21,784
Printing...............................           17,350            21,188
Registration...........................            4,585                49
Trustees' fees.........................            1,300             1,300
Miscellaneous..........................            1,278             6,386
                                         ---------------   ---------------
Total expenses.........................        1,048,575         1,051,353
Less: expenses waived and reimbursed by
   the Adviser (see Note B)............         (150,240)          (43,858)
Less: expense offset arrangement
   (see Note B)........................              (47)              (44)
                                         ---------------   ---------------
Net expenses...........................          898,288         1,007,451
                                         ---------------   ---------------
Net investment income.................        2,653,898         2,618,557
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions.............          823,274           898,694
   Futures contracts...................           50,928           (10,590)
   Swap contracts......................           19,819            11,056
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................       (1,419,577)       (1,114,185)
   Futures contracts...................         (157,603)           50,960
   Swap contracts......................          (14,024)           (2,259)
                                         ---------------   ---------------
Net loss on investment transactions....         (697,183)         (166,324)
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations.....................  $     1,956,715   $     2,452,233
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 81

                                                         Statement of Operations
--------------------------------------------------------------------------------

                                             Minnesota       New Jersey
                                         ---------------   ---------------
Investment Income
Interest...............................  $     2,496,992   $     4,944,653
                                         ---------------   ---------------
Expenses
Advisory fee...........................          222,828           431,491
Distribution fee -- Class A............           99,551           112,980
Distribution fee -- Class B............           82,456           397,217
Distribution fee -- Class C............           80,882           185,053
Custodian..............................           59,417            65,496
Administrative.........................           34,500            34,500
Transfer agency........................           27,698            70,785
Audit..................................           19,090            19,250
Printing...............................           18,846            27,229
Legal..................................           13,432            15,466
Trustees' fees.........................            1,150             1,474
Registration...........................              756             7,101
Miscellaneous..........................            2,591             6,069
                                         ---------------   ---------------
Total expenses.........................          663,197         1,374,111
Less: expenses waived and reimbursed by
   the Adviser (see Note B)............         (103,173)         (132,250)
Less: expense offset arrangement
   (see Note B)........................              (31)              (56)
                                         ---------------   ---------------
Net expenses...........................          559,993         1,241,805
                                         ---------------   ---------------
Net investment income..................        1,936,999         3,702,848
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions.............           95,401         1,300,831
   Futures contracts...................          (29,875)          (94,689)
   Swap contracts......................            5,715            37,167
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................         (161,328)       (1,127,682)
   Futures contracts...................          (28,804)          178,833
   Swap contracts......................             (392)          (18,506)
                                         ---------------   ---------------
Net gain (loss) on investment
 transactions                                   (119,283)          275,954
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations.....................  $     1,817,716   $     3,978,802
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
82 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations
--------------------------------------------------------------------------------

                                               Ohio         Pennsylvania
                                         ---------------   ---------------
Investment Income
Interest...............................  $     5,020,554   $     4,245,769
                                         ---------------   ---------------
Expenses
Advisory fee...........................          441,027           366,565
Distribution fee -- Class A............          120,920           111,838
Distribution fee -- Class B............          336,792           264,160
Distribution fee -- Class C............          240,195           177,635
Custodian..............................           68,217            67,585
Transfer agency........................           53,820            56,170
Administrative.........................           34,500            34,500
Printing...............................           26,664            28,368
Audit..................................           22,453            20,880
Legal..................................           16,535            15,129
Registration...........................            2,001             2,588
Trustees' fees.........................            1,639               950
Miscellaneous..........................              682               317
                                         ---------------   ---------------
Total expenses.........................        1,365,445         1,146,685
Less: expenses waived and reimbursed by
   the Adviser (see Note B)............         (128,458)          (63,521)
Less: expense offset arrangement
   (see Note B)........................              (51)              (48)
                                         ---------------   ---------------
Net expenses...........................        1,236,936         1,083,116
                                         ---------------   ---------------
Net investment income..................        3,783,618         3,162,653
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on:
   Investment transactions.............          470,844         1,772,573
   Futures contracts...................           62,506             8,400
   Swap contracts......................           11,463             8,812
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................       (1,001,560)       (2,547,376)
   Futures contracts...................            1,331           (38,022)
   Swap contracts......................             (857)               64
                                         ---------------   ---------------
Net loss on investment transactions....         (456,273)         (795,549)
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations.....................  $     3,327,345   $     2,367,104
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 83

                                                         Statement of Operations
--------------------------------------------------------------------------------

                                                              Virginia
                                                           ---------------
Investment Income
Interest................................................   $     4,266,217
                                                           ---------------
Expenses
Advisory fee............................................           359,212
Distribution fee -- Class A.............................           105,246
Distribution fee -- Class B.............................           309,280
Distribution fee -- Class C.............................           138,150
Custodian...............................................            66,829
Transfer agency.........................................            41,932
Administrative..........................................            34,500
Audit...................................................            22,575
Legal...................................................            18,500
Printing................................................            16,217
Registration............................................             4,213
Trustees' fees..........................................             1,183
Miscellaneous...........................................             1,320
Total expenses..........................................    ---------------
                                                                 1,119,157

Less: expenses waived and reimbursed by the Adviser
   (see Note B).........................................          (231,178)
Less: expense offset arrangement (see Note B)...........               (38)
                                                           ---------------
Net expenses............................................           887,941
                                                           ---------------
Net investment income...................................         3,378,276
                                                           ---------------
Realized and Unrealized Gain (Loss) on Investment
Transactions
Net realized gain on:
   Investment transactions..............................           346,937
   Futures contracts....................................            71,996
   Swap contracts.......................................            10,406
Net change in unrealized appreciation/depreciation of:
   Investments..........................................          (640,903)
   Futures contracts....................................          (193,080)
   Swap contracts.......................................            (1,133)
                                                           ---------------
Net loss on investment transactions.....................          (405,777)
                                                           ---------------
Net Increase in Net Assets from Operations..............   $     2,972,499
                                                           ===============

See notes to financial statements.


--------------------------------------------------------------------------------
84 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Arizona
                                         ---------------------------------
                                           Six Months
                                              Ended          Year Ended
                                         March 31, 2005     September 30,
                                           (unaudited)          2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     3,755,058   $     8,743,004
Net realized gain on
   investment transactions.............        1,700,122           429,218
Net change in unrealized
   appreciation/depreciation
   of investments......................       (1,420,643)        2,392,535
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        4,034,537        11,564,757
Dividends to Shareholders from
Net investment income
   Class A.............................       (2,011,698)       (4,498,712)
   Class B.............................       (1,368,364)       (3,339,827)
   Class C............................         (381,525)         (889,719)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)................           29,448       (32,967,788)
                                         ---------------   ---------------
Total increase (decrease)..............          302,398       (30,131,289)
Net Assets
Beginning of period....................      185,957,207       216,088,496
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(242,315) and $(235,786),
   respectively).......................  $   186,259,605   $   185,957,207
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 85

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Florida
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     4,733,941   $    10,547,656
Net realized gain on
   investment transactions.............        1,066,114           738,776
Net change in unrealized
   appreciation/depreciation
   of investments......................       (1,960,396)          730,912
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        3,839,659        12,017,344
Dividends to Shareholders from
Net investment income
   Class A.............................       (2,424,210)       (5,007,559)
   Class B.............................       (1,488,707)       (3,858,129)
   Class C.............................         (796,885)       (1,765,473)
Transactions in Shares of
Beneficial Interest
Net decrease...........................       (6,820,913)      (42,766,066)
                                         ---------------   ---------------
Total decrease.........................       (7,691,056)      (41,379,883)
Net Assets
Beginning of period....................      219,965,427       261,345,310
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(302,864) and $(327,003),
   respectively).......................  $   212,274,371   $   219,965,427
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
86 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Massachusetts
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     2,653,898   $     6,327,232
Net realized gain on
   investment transactions.............          894,021           757,299
Net change in unrealized
   appreciation/depreciation
   of investments......................       (1,591,204)          943,482
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        1,956,715         8,028,013
Dividends to Shareholders from
Net investment income
   Class A.............................         (894,845)       (1,934,023)
   Class B.............................       (1,144,629)       (2,837,125)
   Class C.............................         (655,616)       (1,599,200)
Transactions in Shares of
Beneficial Interest
Net decrease...........................       (4,116,016)      (29,743,076)
                                         ---------------   ---------------
Total decrease.........................       (4,854,391)      (28,085,411)
Net Assets
Beginning of period....................      138,777,339       166,862,750
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(265,226) and $(224,034),
   respectively).......................  $   133,922,948   $   138,777,339
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 87

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Michigan
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     2,618,557   $     5,969,577
Net realized gain (loss) on
   investment transactions............          899,160          (866,133)
Net change in unrealized
   appreciation/depreciation
   of investments......................       (1,065,484)        2,125,890
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        2,452,233         7,229,334
Dividends to Shareholders from
Net investment income
   Class A.............................         (994,089)       (2,100,652)
   Class B.............................         (833,711)       (2,082,085)
   Class C.............................         (802,300)       (1,882,103)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)................          105,012       (30,867,045)
                                         ---------------   ---------------
Total decrease.........................          (72,855)      (29,702,551)
Net Assets
Beginning of period....................      136,349,128       166,051,679
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(259,460) and $(247,917),
   respectively).......................  $   136,276,273   $   136,349,128
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
88 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Minnesota
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     1,936,999   $     4,296,944
Net realized gain (loss) on
   investment transactions.............           71,241          (598,756)
Net change in unrealized
   appreciation/depreciation
   of investments......................         (190,524)          320,698
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        1,817,716         4,018,886
Dividends to Shareholders from
Net investment income
   Class A.............................       (1,368,684)       (2,911,067)
   Class B.............................         (282,925)         (790,152)
   Class C.............................         (277,140)         (667,428)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)................          850,318       (12,559,742)
                                         ---------------   ---------------
Total increase (decrease)..............          739,285       (12,909,503)
Net Assets
Beginning of period....................       98,225,366       111,134,869
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(190,636) and $(198,886),
   respectively).......................  $    98,964,651   $    98,225,366
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 89

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    New Jersey
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     3,702,848   $     8,916,223
Net realized gain (loss) on
   investment transactions.............        1,243,309          (695,568)
Net change in unrealized
   appreciation/depreciation
   of investments......................         (967,355)        1,384,341
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        3,978,802         9,604,996
Dividends to Shareholders from
Net investment income
   Class A.............................       (1,642,375)       (3,553,756)
   Class B............................       (1,457,000)       (3,818,735)
   Class C.............................         (678,376)       (1,625,521)
Transactions in Shares of
Beneficial Interest
Net decrease...........................      (14,948,304)      (40,240,977)
                                         ---------------   ---------------
Total decrease.........................      (14,747,253)      (39,633,993)
Net Assets
Beginning of period....................      197,925,062       237,559,055
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(483,853) and $(363,950),
   respectively).......................  $   183,177,809   $   197,925,062
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
90 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Ohio
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     3,783,618   $     8,222,031
Net realized gain on investment
   transactions........................          544,813         1,078,821
Net change in unrealized
   appreciation/depreciation
   of investments......................       (1,001,086)         (531,664)
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        3,327,345         8,769,188
Dividends to Shareholders from
Net investment income
   Class A.............................       (1,690,189)       (3,475,838)
   Class B.............................       (1,178,487)       (2,917,779)
   Class C.............................         (839,732)       (1,912,131)
Transactions in Shares of
Beneficial Interest
Net decrease...........................       (5,248,572)      (16,511,187)
                                         ---------------   ---------------
Total decrease.........................       (5,629,635)      (16,047,747)
Net Assets
Beginning of period....................      196,537,818       212,585,565
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(162,626) and $(237,836),
   respectively).......................  $   190,908,183   $   196,537,818
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 91

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Pennsylvania
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     3,162,653   $     7,537,811
Net realized gain on
   investment transactions.............        1,789,785         3,344,671
Net change in unrealized
   appreciation/depreciation
   of investments......................       (2,585,334)       (2,869,672)
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        2,367,104         8,012,810
Dividends to Shareholders from
Net investment income
   Class A.............................       (1,560,159)       (3,622,102)
   Class B.............................         (919,866)       (2,424,676)
   Class C.............................         (619,502)       (1,540,948)
Transactions in Shares of
Beneficial Interest
Net decrease...........................       (8,131,378)      (29,952,854)
                                         ---------------   ---------------
Total decrease.........................       (8,863,801)      (29,527,770)
Net Assets
Beginning of period....................      165,851,612       195,379,382
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $(155,316) and $(218,442),
   respectively).......................  $   156,987,811   $   165,851,612
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
92 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Virginia
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          March 31, 2005    September 30,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     3,378,276   $     7,504,459
Net realized gain on investment
   transactions........................          429,339           998,876
Net change in unrealized
   appreciation/depreciation
   of investments......................         (835,116)         (967,575)
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        2,972,499         7,535,760
Dividends to Shareholders from
Net investment income
   Class A.............................       (1,617,606)       (3,120,967)
   Class B.............................       (1,210,921)       (3,017,851)
   Class C.............................         (542,210)       (1,253,250)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)................        2,371,087       (29,022,339)
                                         ---------------   ---------------
Total increase (decrease)..............        1,972,849       (28,878,647)
Net Assets
Beginning of period....................      158,720,598       187,599,245
                                         ---------------   ---------------
End of period (including undistributed
   net investment income of $139,628
   and $132,089, respectively).........  $   160,693,447   $   158,720,598
                                         ===============   ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 93

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference


--------------------------------------------------------------------------------
94 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price; the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance
Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S.
markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 95

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of each Portfolio. Such fees are accrued daily and paid monthly. For the six months ended March 31, 2005, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $183,964; Florida Portfolio, $198,904; Massachusetts Port-

--------------------------------------------------------------------------------
96 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

folio,  $150,240;  Michigan Portfolio,   $9,358;  Minnesota Portfolio,  $68,673;
New  Jersey  Portfolio,   $132,250;  Ohio  Portfolio,   $128,458;   Pennsylvania
Portfolio, $63,521; and Virginia Portfolio, $196,678.

Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Effective June 16, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

                                               Effective June 16, 2004
                                         ------------------------------------
Portfolios                               Class A        Class B       Class C
-----------------------------------------------------------------------------
Arizona                                     0.78%          1.48%         1.48%
Florida                                     0.78%          1.48%         1.48%
Massachusetts                               0.82%          1.52%         1.52%
Michigan                                    1.01%          1.71%         1.71%
Minnesota                                   0.90%          1.60%         1.60%
New Jersey                                  0.87%          1.57%         1.57%
Ohio                                        0.85%          1.55%         1.55%
Pennsylvania                                0.95%          1.65%         1.65%
Virginia                                    0.72%          1.42%         1.42%

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2005. Additionally, the Adviser voluntarily agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $34,500 for each of these Portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $16,606; Florida Portfolio, $18,348; Massachusetts Portfolio, $23,421; Michigan Portfolio, $18,367; Minnesota Portfolio, $15,935; New Jersey Portfolio, $31,457; Ohio Portfolio, $25,051; Pennsylvania Portfolio, $27,930; and Virginia Portfolio, $19,031.

For the six months ended March 31, 2005, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $32; Florida Portfolio, by $42; Massachusetts Portfolio, by $47; Michigan Portfolio, by $44; Minnesota Portfolio, by $31; New Jersey Portfolio,


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 97

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

by $56; Ohio Portfolio, by $51; Pennsylvania Portfolio, by $48; and Virginia Portfolio, by $38.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc. a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2005 as follows:

                      Front End        Contingent Deferred Sales Charges
                  Sales Charges      -------------------------------------
Portfolio               Class A      Class A        Class B        Class C
--------------------------------------------------------------------------
Arizona           $      16,302      $    135       $ 16,472       $   764
Florida                  11,006            10         37,874           281
Massachusetts             2,452            --          9,464         1,678
Michigan                  9,471         5,209         22,372         1,197
Minnesota                 4,137            --          2,784         2,088
New Jersey                2,558            --         28,906         5,768
Ohio                      9,157           107         28,844         1,212
Pennsylvania              4,502            --         13,703         1,328
Virginia                 11,011            --         16,599            35

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the
Distributor at an annual rate of up to .30% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                        Class B           Class C
--------------------------------------------------------------------------
Arizona.................................    $  4,391,264      $  1,042,886
Florida.................................       4,502,643         2,528,399
Massachusetts...........................       3,987,363         2,516,106
Michigan................................       3,580,513         3,174,999
Minnesota...............................       2,793,265         1,951,849
New Jersey..............................       5,731,326         2,522,604
Ohio....................................       5,017,319         2,734,872
Pennsylvania............................       3,896,271         2,369,913
Virginia................................       4,197,585         1,775,321


--------------------------------------------------------------------------------
98 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2005 were as follows:

Portfolio                                      Purchases             Sales
--------------------------------------------------------------------------
Arizona................................  $    20,518,956   $    31,113,737
Florida................................       17,850,415        17,028,989
Massachusetts..........................       20,711,679        19,054,063
Michigan...............................        2,421,992        12,740,402
Minnesota..............................        6,209,248         7,130,750
New Jersey.............................       50,911,201        58,154,470
Ohio...................................       25,377,186        29,667,153
Pennsylvania...........................       32,273,494        39,435,023
Virginia...............................       23,352,624        17,012,371

There were no purchases or sales of U.S. government and government agency obligations during the period.

At March 31, 2005, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                                 Gross Unrealized   Gross Unrealized   Net Unrealized
Portfolio             Tax Cost       Appreciation       Depreciation     Appreciation
-------------------------------------------------------------------------------------
Arizona          $ 179,281,240   $      6,314,423   $        269,133   $    6,045,290
Florida            204,824,874          9,458,291            331,212        9,127,079
Massachusetts      130,795,951          7,154,996            331,313        6,823,683
Michigan           128,929,272          5,412,936             51,585        5,361,351
Minnesota           97,749,425          4,139,249             25,168        4,114,081
New Jersey         175,245,025          9,741,263            596,745        9,144,518
Ohio               190,200,079          7,074,396            398,537        6,675,859
Pennsylvania       149,656,140          6,347,916            518,332        5,829,584
Virginia           158,862,495          6,936,762            356,923        6,579,839

1. Interest Rate Swap Contracts

The Portfolios may enter into swap contracts to protect themselves from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 99

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.


--------------------------------------------------------------------------------
100 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE E

Shares of Beneficial Interest


There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Arizona Portfolio                   (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                          1,557,547         1,816,955   $    17,195,790   $    19,654,453
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           132,707           253,239         1,464,593         2,738,939
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        243,273           242,630         2,676,214         2,628,449
----------------------------------------------------------------------------------------------------
Shares redeemed                     (1,377,194)       (3,603,140)      (15,200,238)      (38,483,415)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          556,333        (1,290,316)  $     6,136,359   $   (13,461,574)
====================================================================================================
Class B
Shares sold                            173,563           422,767   $     1,914,899   $     4,562,500
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            95,131           183,091         1,048,502         1,975,490
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (243,656)         (243,001)       (2,676,214)       (2,628,449)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (703,032)       (1,698,740)       (7,757,134)      (18,255,043)
----------------------------------------------------------------------------------------------------
Net decrease                          (677,994)       (1,335,883)  $    (7,469,947)  $   (14,345,502)
====================================================================================================

Class C
Shares sold                            257,174           245,890   $     2,836,683   $     2,642,897
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            20,599            46,972           227,035           506,454
----------------------------------------------------------------------------------------------------
Shares redeemed                       (154,186)         (773,418)       (1,700,682)       (8,310,063)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          123,587          (480,556)  $     1,363,036   $    (5,160,712)
====================================================================================================


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 101

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Florida Portfolio                   (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                          1,121,590         1,710,561   $    11,563,037   $    17,415,995
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           130,931           251,493         1,346,000         2,560,987
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        401,474           563,078         4,123,277         5,753,892
----------------------------------------------------------------------------------------------------
Shares redeemed                     (1,229,368)       (3,384,839)      (12,632,049)      (34,394,909)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          424,627          (859,707)  $     4,400,265   $    (8,664,035)
====================================================================================================

Class B
Shares sold                            211,543           584,033   $     2,177,688   $     5,967,037
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            94,880           230,160           975,911         2,346,053
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (401,224)         (562,716)       (4,123,277)       (5,753,892)
----------------------------------------------------------------------------------------------------
Shares redeemed                     (1,065,566)       (2,821,698)      (10,953,300)      (28,652,939)
----------------------------------------------------------------------------------------------------
Net decrease                        (1,160,367)       (2,570,221)  $   (11,922,978)  $   (26,093,741)
====================================================================================================

Class C
Shares sold                            297,373           454,345   $     3,064,310   $     4,623,863
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            48,479            88,898           498,606           906,337
----------------------------------------------------------------------------------------------------
Shares redeemed                       (278,028)       (1,332,473)       (2,861,116)      (13,538,490)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                           67,824          (789,230)  $       701,800   $    (8,008,290)
====================================================================================================


--------------------------------------------------------------------------------
102 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Massachusetts Portfolio             (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            333,843           493,792   $     3,658,028   $     5,319,266
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            55,816           119,908           611,588         1,294,866
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        222,424           246,649         2,434,087         2,665,723
----------------------------------------------------------------------------------------------------
Shares redeemed                       (361,353)       (1,516,546)       (3,955,689)      (16,318,133)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          250,730          (656,197)  $     2,748,014   $    (7,038,278)
====================================================================================================

Class B
Shares sold                            195,970           592,959   $     2,142,736   $     6,408,781
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            76,926           191,847           841,345         2,068,284
----------------------------------------------------------------------------------------------------
Shares converted
   from Class A                       (222,816)         (247,107)       (2,434,087)       (2,665,723)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (561,645)       (1,590,598)       (6,139,809)      (17,116,730)
----------------------------------------------------------------------------------------------------
Net decrease                          (511,565)       (1,052,899)  $   (5,589,815)   $   (11,305,388)
====================================================================================================

Class C
Shares sold                            192,583           229,325   $     2,105,002   $     2,465,081
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            44,397           102,555           485,549         1,106,428
----------------------------------------------------------------------------------------------------
Shares redeemed                       (353,033)       (1,389,337)       (3,864,766)      (14,970,919)
----------------------------------------------------------------------------------------------------
Net decrease                          (116,053)       (1,057,457)  $    (1,274,215)  $   (11,399,410)
====================================================================================================


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 103

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Michigan Portfolio                  (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            512,239           685,970   $     5,554,652   $     7,322,243
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            67,977           135,740           737,869         1,451,930
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                         79,943           159,363           865,140         1,703,482
----------------------------------------------------------------------------------------------------
Shares redeemed                       (491,704)       (1,736,145)       (5,343,087)      (18,537,487)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          168,455          (755,072)  $     1,814,574   $    (8,059,832)
====================================================================================================

Class B
Shares sold                            119,793           330,858   $     1,297,219   $     3,534,645
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            59,410           138,828           643,620         1,483,681
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                          (80,065)         (159,616)         (865,140)       (1,703,482)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (425,949)       (1,327,858)       (4,621,049)      (14,127,851)
----------------------------------------------------------------------------------------------------
Net decrease                          (326,811)       (1,017,788)  $    (3,545,350)  $   (10,813,007)
====================================================================================================

Class C
Shares sold                            363,541           511,806   $     3,941,859   $     5,462,625
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            61,289           134,326           664,013         1,435,404
----------------------------------------------------------------------------------------------------
Shares redeemed                       (256,106)       (1,771,487)       (2,770,084)      (18,892,235)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          168,724        (1,125,355)  $     1,835,788   $   (11,994,206)
====================================================================================================


--------------------------------------------------------------------------------
104 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Minnesota Portfolio                 (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            532,392           835,101   $     5,433,157   $     8,472,492
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            71,511           147,489           728,651         1,490,538
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                         41,933           273,039           425,753         2,768,139
----------------------------------------------------------------------------------------------------
Shares redeemed                       (412,652)       (1,510,873)       (4,217,143)      (15,207,560)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                          233,184          (255,244)  $     2,370,418   $   (2,476,391)
====================================================================================================

Class B
Shares sold                             38,031            69,211   $       386,735   $       696,429
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            19,296            47,422           196,514           479,462
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                          (41,943)         (273,093)         (425,753)       (2,768,139)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (137,396)         (569,696)       (1,401,548)       (5,709,020)
----------------------------------------------------------------------------------------------------
Net decrease                          (122,012)         (726,156)  $    (1,244,052)  $    (7,301,268)
====================================================================================================

Class C
Shares sold                             97,345           188,820   $       992,008   $     1,921,416
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            19,537            43,222           199,193           436,976
----------------------------------------------------------------------------------------------------
Shares redeemed                       (143,818)         (510,220)       (1,467,249)       (5,140,475)
----------------------------------------------------------------------------------------------------
Net decrease                           (26,936)         (278,178)  $      (276,048)  $    (2,782,083)
====================================================================================================


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 105

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
New Jersey Portfolio                (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            277,135           853,157   $     2,746,188   $     8,224,363
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           104,814           216,331         1,038,129         2,115,072
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        300,490           409,676         2,971,113         4,000,360
----------------------------------------------------------------------------------------------------
Shares redeemed                       (920,217)       (2,066,696)       (9,118,045)      (20,116,127)
----------------------------------------------------------------------------------------------------
Net decrease                          (237,778)         (587,532)  $    (2,362,615)  $    (5,776,332)
====================================================================================================

Class B
Shares sold                            160,954           697,740   $     1,594,389   $     6,850,735
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           113,702           275,371         1,126,290         2,695,250
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (300,363)         (409,570)       (2,971,113)       (4,000,360)
----------------------------------------------------------------------------------------------------
Shares redeemed                     (1,064,435)       (3,296,698)      (10,539,793)      (32,204,881)
----------------------------------------------------------------------------------------------------
Net decrease                        (1,090,142)       (2,733,157)  $   (10,790,227)  $   (26,659,256)
====================================================================================================

Class C
Shares sold                            116,069           417,412   $     1,150,205   $     4,097,945
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            50,634           122,163           501,848         1,195,852
----------------------------------------------------------------------------------------------------
Shares redeemed                       (348,267)       (1,340,581)       (3,447,515)      (13,099,186)
----------------------------------------------------------------------------------------------------
Net decrease                          (181,564)         (801,006)  $    (1,795,462)  $    (7,805,389)
====================================================================================================


--------------------------------------------------------------------------------
106 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Ohio Portfolio                      (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            725,962         1,886,009   $     7,368,778   $    19,017,967
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           127,517           220,493         1,295,255         2,210,176
----------------------------------------------------------------------------------------------------
Shares converted

   from Class B                        247,128           388,061         2,507,498         3,893,738
----------------------------------------------------------------------------------------------------
Shares redeemed                       (841,479)       (2,223,776)       (8,568,494)      (22,211,418)
----------------------------------------------------------------------------------------------------
Net increase                           259,128           270,787   $     2,603,037   $     2,910,463
====================================================================================================

Class B
Shares sold                            192,633           662,437   $     1,952,714   $     6,647,136
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            92,278           199,607           936,344         2,004,218
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (247,268)         (388,345)       (2,507,498)       (3,893,738)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (683,378)       (1,829,708)       (6,936,557)      (18,259,873)
----------------------------------------------------------------------------------------------------
Net decrease                          (645,735)       (1,356,009)  $    (6,554,997)  $   (13,502,257)
====================================================================================================

Class C
Shares sold                            343,030           796,592   $     3,487,711   $     8,009,879
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            58,255           129,208           591,529         1,295,135
----------------------------------------------------------------------------------------------------
Shares redeemed                       (530,868)       (1,527,990)       (5,375,852)      (15,224,407)
----------------------------------------------------------------------------------------------------
Net decrease                          (129,583)         (602,190)  $    (1,296,612)  $    (5,919,393)
====================================================================================================


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 107

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Pennsylvania Portfolio              (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            344,709           677,551   $     3,628,328   $     7,100,907
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           109,146           217,766         1,148,747         2,274,994
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        257,546           402,276         2,705,565         4,196,909
----------------------------------------------------------------------------------------------------
Shares redeemed                       (674,666)       (2,275,049)       (7,093,292)      (23,664,109)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                           36,735          (977,456)  $       389,348   $   (10,091,299)
====================================================================================================

Class B
Shares sold                            143,980           454,948   $     1,516,018   $     4,771,620
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            57,537           161,398           606,102         1,686,496
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (257,469)         (402,276)       (2,705,565)       (4,196,909)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (543,634)       (1,466,692)       (5,721,456)      (15,284,200)
----------------------------------------------------------------------------------------------------
Net decrease                          (599,586)       (1,252,622)  $    (6,304,901)  $   (13,022,993)
====================================================================================================

Class C
Shares sold                            128,640           416,703   $     1,351,530   $     4,360,442
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            34,249            99,105           360,794         1,036,103
----------------------------------------------------------------------------------------------------
Shares redeemed                       (373,801)       (1,176,051)       (3,928,149)      (12,235,107)
----------------------------------------------------------------------------------------------------
Net decrease                          (210,912)         (660,243)  $    (2,215,825)  $    (6,838,562)
====================================================================================================


--------------------------------------------------------------------------------
108 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

                              ----------------------------------  ----------------------------------
                                            Shares                              Amount
                              ----------------------------------  ----------------------------------
                              Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                March 31, 2005     September 30,    March 31, 2005     September 30,
Virginia Portfolio                  (unaudited)             2004        (unaudited)             2004
----------------------------------------------------------------------------------------------------
Class A
Shares sold                            999,466           721,090   $    10,801,692   $     7,741,295
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                           103,413           172,805         1,117,560         1,853,259
----------------------------------------------------------------------------------------------------
Shares converted
   from Class B                        465,371           346,135         5,017,019         3,702,656

----------------------------------------------------------------------------------------------------
Shares redeemed                       (358,675)       (1,945,886)       (3,870,202)      (20,929,706)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                        1,209,575          (705,856)  $    13,066,069   $    (7,632,496)
====================================================================================================

Class B
Shares sold                            149,528           332,963   $     1,612,777   $     3,563,832
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            91,697           208,167           989,041         2,229,060
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                         (466,236)         (346,793)       (5,017,019)       (3,702,656)
----------------------------------------------------------------------------------------------------
Shares redeemed                       (606,280)       (1,747,995)       (6,541,460)      (18,646,618)
----------------------------------------------------------------------------------------------------
Net decrease                          (831,291)       (1,553,658)  $    (8,956,661)  $   (16,556,382)
====================================================================================================

Class C
Shares sold                            174,168           279,406   $     1,875,422   $     2,993,497
----------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                            43,157            84,969           465,143           909,079
----------------------------------------------------------------------------------------------------
Shares redeemed                       (379,206)         (818,991)       (4,078,886)       (8,736,037)
----------------------------------------------------------------------------------------------------
Net decrease                          (161,881)         (454,616)  $    (1,738,321)  $    (4,833,461)
====================================================================================================

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2005.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 109

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Distributions To Shareholders

The tax character of distributions to be paid for the year ending September 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003 were as follows:

Arizona Portfolio                             2004              2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    8,726,911   $     9,824,490
   Ordinary income....................            1,347            45,555
                                         --------------   ---------------
Total distributions paid..............   $    8,728,258   $     9,870,045
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income........................   $       213,333
Accumulated capital and other losses...................        (2,779,802)(a)
Unrealized appreciation/(depreciation).................         7,473,089(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     4,906,620
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,779,802 of which $2,308,669 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year capital loss carryforward of $52,709 was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.



--------------------------------------------------------------------------------
110 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

Florida Portfolio                             2004              2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $   10,571,299   $    12,070,402
   Ordinary income....................           59,862           623,345
                                         --------------   ---------------
Total distributions paid..............   $   10,631,161   $    12,693,747
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income........................   $       187,255
Accumulated capital and other losses...................       (10,147,954)(a)
Unrealized appreciation/(depreciation).................        10,878,368(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $       917,669
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,147,954 of which $6,668,049 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, the Portfolio utilized capital loss carryforwards of $794,531.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 111

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Massachusetts Portfolio                       2004              2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    6,350,688   $     7,469,629
   Ordinary income....................           19,660           295,469
                                         --------------   ---------------
Total distributions paid..............   $    6,370,348   $     7,765,098
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income........................   $        36,068
Accumulated capital and other losses...................       (10,977,921)(a)
Unrealized appreciation/(depreciation).................         8,157,792(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    (2,784,061)
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,977,921 of which $7,199,593 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, the Fund utilized capital loss carryforwards of $48,724.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.


--------------------------------------------------------------------------------
112 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

Michigan Portfolio                             2004             2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    6,024,571   $     6,797,816
   Ordinary income....................           40,269           548,644
                                         --------------   ---------------
Total distributions paid..............   $    6,064,840   $     7,346,460
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $    (1,203,046)(a)
Unrealized appreciation/(depreciation).................         6,399,393(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     5,196,347
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $668,763, of which $184,017 expires in the year 2008 and $484,746 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 post October capital losses of $524,283.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 113

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Minnesota Portfolio                            2004             2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    4,361,565   $     4,505,786
   Ordinary income....................            7,082           210,091
                                         --------------   ---------------
Total distributions paid..............   $    4,368,647   $     4,715,877
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income........................   $        44,536
Accumulated capital and other losses...................        (2,078,963)(a)
Unrealized appreciation/(depreciation).................         4,252,036(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     2,217,609
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,580,704 of which $1,051,696 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010, $179,795 expires in the year 2011 and $142,635 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $492,981 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 past October capital losses of $498,259.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.


--------------------------------------------------------------------------------
114 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

New Jersey Portfolio                           2004             2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    8,996,884   $    10,317,045
   Ordinary income....................            1,128           530,987
                                         --------------   ---------------
Total distributions paid..............   $    8,998,012   $    10,848,032
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income........................   $        28,510
Accumulated capital and other losses...................       (15,769,533)(a)
Unrealized appreciation/(depreciation).................        10,241,622(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    (5,499,401)
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $15,075,320 of which $3,327,295 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $394,704 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 post October capital losses of $694,213.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and the treatment of swap income.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 115

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Ohio Portfolio                                 2004             2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    8,184,647   $     8,483,968
   Ordinary income....................          121,101           485,719
                                         --------------   ---------------
Total distributions paid..............   $    8,305,748   $     8,969,687
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income........................   $        96,117
Accumulated capital and other losses...................        (7,788,348)(a)
Unrealized appreciation/(depreciation).................         7,670,177(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $       (22,054)
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,788,348 of which $2,491,530 expires in the year 2008, $1,639,021 expires in the year 2009, $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $332,000 of capital loss carryforward expired.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales , the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.


--------------------------------------------------------------------------------
116 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

Pennsylvania Portfolio                         2004             2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    7,539,043   $     9,195,254
   Ordinary income....................           48,683            77,465
                                         --------------   ---------------
Total distributions paid..............   $    7,587,726   $     9,272,719
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income........................   $        75,454
Accumulated capital and other losses...................        (4,503,043)(a)
Unrealized appreciation/(depreciation).................         8,334,749(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     3,907,160
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $4,503,043 of which $3,782,511 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year capital loss carryforward of $2,780,859 was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation)are attributable primarily to the tax deferral of losses on wash sales, and the difference between book and tax treatment of swaps income.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 117

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Virginia Portfolio                             2004             2003
                                         --------------   ---------------
Distributions paid from:
   Tax-exempt income..................   $    7,342,740   $     8,410,172
   Ordinary income....................           49,328            39,132
                                         --------------   ---------------
Total distributions paid..............   $    7,392,068   $     8,449,304
                                         ==============   ===============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income........................   $       451,346
Accumulated capital and other losses...................        (3,560,218)(a)
Unrealized appreciation/(depreciation).................         6,945,503(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     3,836,631
                                                          ===============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $3,560,218 of which $1,566,442 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, the Portfolio utilized capital loss carryforwards of $1,126,936.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swaps income.

NOTE H

Risks Involved in Investing in the Fund

Credit Risk -- The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk -- In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses persuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the


--------------------------------------------------------------------------------
118 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and
         (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 119

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.


--------------------------------------------------------------------------------
120 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements
--------------------------------------------------------------------------------

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 121

                                                            Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Arizona Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.95        $     10.76     $     11.02     $     10.80     $     10.47     $     10.40
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .24                .51             .51             .51             .54             .55
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             .02                .19            (.26)            .26             .34             .07
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .26                .70             .25             .77             .88             .62
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.24)              (.51)           (.51)           (.51)           (.54)           (.55)

Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.04)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.24)              (.51)           (.51)           (.55)           (.55)           (.55)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.97        $     10.95     $     10.76     $     11.02     $     10.80     $     10.47
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            2.37%              6.64%           2.35%           7.33%           8.56%           6.17%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      94,936        $    88,701     $   101,040     $   121,245     $    88,261     $    47,258
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .78%(e)            .78%            .78%            .78%            .78%            .78%
   Expenses, before waivers/
     reimbursements ...........             .97%(e)           1.13%           1.11%           1.12%           1.22%           1.29%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.33%(e)           4.69%           4.72%           4.73%           5.08%           5.33%
Portfolio turnover rate .......              11%                28%             28%             11%            119%            199%

See footnote summary on page 149.


--------------------------------------------------------------------------------
122 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Arizona Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.94        $     10.74     $     11.00     $     10.78     $     10.46     $     10.39
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .20                .43             .43             .43             .47             .48
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             .01                .20            (.26)            .27             .33             .07
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .21                .63             .17             .70             .80             .55
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.20)              (.43)           (.43)           (.43)           (.47)           (.48)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.05)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.20)              (.43)           (.43)           (.48)           (.48)           (.48)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.95        $     10.94     $     10.74     $     11.00     $     10.78     $     10.46
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.93%              5.98%           1.62%           6.65%           7.76%           5.45%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      69,637        $    76,951     $    89,938     $    92,349     $    56,024     $    34,232
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.48%(e)           1.48%           1.48%           1.48%           1.48%           1.48%
   Expenses, before waivers/
     reimbursements ...........            1.68%(e)           1.84%           1.82%           1.82%           1.93%           1.99%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.64%(e)           4.00%           4.03%           4.02%           4.41%           4.63%
Portfolio turnover rate .......              11%                28%             28%             11%            119%            199%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 123

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Arizona Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.94        $     10.74     $     11.00     $     10.78     $     10.46     $     10.39
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .20                .43             .43             .43             .47             .48
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             .01                .20            (.26)            .27             .33             .07
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .21                .63             .17             .70             .80             .55
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.20)              (.43)           (.43)           (.43)           (.47)           (.48)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.05)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.20)              (.43)           (.43)           (.48)           (.48)           (.48)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.95        $     10.94     $     10.74     $     11.00     $     10.78     $     10.46
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.93%              5.98%           1.62%           6.65%           7.76%           5.45%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      21,687        $    20,305     $    25,110     $    24,258     $    13,407     $     8,941
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.48%(e)           1.48%           1.48%           1.48%           1.48%           1.48%
   Expenses, before waivers/
     reimbursements ...........            1.68%(e)           1.84%           1.82%           1.82%           1.93%           1.99%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.64%(e)           4.00%           4.03%           4.00%           4.43%           4.64%
Portfolio turnover rate .......              11%                28%             28%             11%            119%            199%

See footnote summary on page 149.


--------------------------------------------------------------------------------
124 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Florida Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.25        $     10.17     $     10.34     $     10.16     $      9.76     $      9.81
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .24                .49             .49             .52             .53             .53
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.04)               .08            (.13)            .19             .40            (.05)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .20                .57             .36             .71             .93             .48
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.24)              (.49)           (.53)           (.52)           (.53)           (.53)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.01)             -0-             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.24)              (.49)           (.53)           (.53)           (.53)           (.53)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.21        $     10.25     $     10.17     $     10.34     $     10.16     $      9.76
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.98%              5.78%           3.54%           7.21%           9.71%           5.10%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $     105,470        $   101,529     $   109,543     $   109,373     $    97,714     $    75,422
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .78%(e)            .78%            .78%            .78%            .78%            .73%
   Expenses, before waivers/
     reimbursements ...........             .96%(e)           1.10%           1.11%           1.09%           1.13%           1.14%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.76%(e)           4.83%           4.80%           5.18%           5.33%           5.52%
Portfolio turnover rate .......               8%                22%             30%             20%             70%            281%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 125

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Florida Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.26        $     10.18     $     10.35     $     10.17     $      9.77     $      9.81
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .21                .42             .42             .45             .46             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.05)               .08            (.14)            .18             .39            (.05)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .16                .50             .28             .63             .85             .41
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.21)              (.42)           (.45)           (.45)           (.45)           (.45)
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.21)              (.42)           (.45)           (.45)           (.45)           (.45)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.21        $     10.26     $     10.18     $     10.35     $     10.17     $      9.77
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.53%              4.96%           2.82%           6.45%           8.92%           4.43%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      67,097        $    79,266     $   104,874     $   105,583     $    87,603     $    65,391
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.48%(e)           1.48%           1.48%           1.48%           1.48%           1.43%
   Expenses, before waivers/
     reimbursements ...........            1.67%(e)           1.81%           1.81%           1.79%           1.84%           1.85%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.05%(e)           4.12%           4.09%           4.47%           4.62%           4.82%
Portfolio turnover rate .......               8%                22%             30%             20%             70%            281%

See footnote summary on page 149.


--------------------------------------------------------------------------------
126 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Florida Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.25        $     10.18     $     10.35     $     10.17     $      9.77     $      9.81
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .21                .42             .42             .45             .46             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.04)               .07            (.14)            .18             .39            (.05)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .17                .49             .28             .63             .85             .41
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.21)              (.42)           (.45)           (.45)           (.45)           (.45)
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.21)              (.42)           (.45)           (.45)           (.45)           (.45)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.21        $     10.25     $     10.18     $     10.35     $     10.17     $      9.77
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.63%              4.96%           2.82%           6.45%           8.93%           4.43%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      39,707        $    39,170     $    46,929     $    49,102     $    40,360     $    38,464
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.48%(e)           1.48%           1.48%           1.48%           1.48%           1.43%
   Expenses, before waivers/
     reimbursements ...........            1.66%(e)           1.81%           1.81%           1.79%           1.83%           1.85%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.05%(e)           4.13%           4.09%           4.47%           4.64%           4.83%
Portfolio turnover rate .......               8%                22%             30%             20%             70%            281%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 127

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Massachusetts Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.92        $     10.79     $     11.06     $     11.05     $     10.59     $     10.66
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .24                .51             .51             .54             .56             .58
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.06)               .13            (.26)            .04             .47            (.09)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .18                .64             .25             .58            1.03             .49
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.24)              (.51)           (.52)           (.54)           (.56)           (.56)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.24)              (.51)           (.52)           (.57)           (.57)           (.56)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.86        $     10.92     $     10.79     $     11.06     $     11.05     $     10.59
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.67%              6.13%           2.39%           5.46%           9.92%           4.86%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      42,255        $    39,749     $    46,342     $    66,197     $    63,384     $    45,418
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .82%(e)            .82%            .82%            .82%            .82%            .77%
   Expenses, before waivers/
     reimbursements ...........            1.03%(e)           1.19%           1.17%           1.12%           1.19%           1.63%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.37%(e)           4.73%           4.71%           4.97%           5.20%           5.53%
Portfolio turnover rate .......              14%                26%             28%             27%            108%            389%

See footnote summary on page 149.


--------------------------------------------------------------------------------
128 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Massachusetts Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.91        $     10.77     $     11.03     $     11.03     $     10.57     $     10.65
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .20                .44             .44             .47             .49             .50
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.07)               .14            (.25)            .03             .47            (.09)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .13                .58             .19             .50             .96             .41
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.20)              (.44)           (.45)           (.47)           (.49)           (.49)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.20)              (.44)           (.45)           (.50)           (.50)           (.49)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.84        $     10.91     $     10.77     $     11.03     $     11.03     $     10.57
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.23%              5.38%           1.76%           4.69%           9.22%           4.06%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      57,528        $    63,430     $    73,979     $    79,216     $    62,190     $    39,964
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.52%(e)           1.52%           1.52%           1.52%           1.52%           1.47%
   Expenses, before waivers/
     reimbursements ...........            1.74%(e)           1.90%           1.89%           1.83%           1.90%           1.94%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.67%(e)           4.04%           4.02%           4.28%           4.53%           4.83%
Portfolio turnover rate .......              14%                26%             28%             27%            108%            389%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 129

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Massachusetts Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.91        $     10.77     $     11.03     $     11.03     $     10.57     $     10.65
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .20                .44             .44             .47             .49             .50
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.07)               .14            (.25)            .03             .47            (.09)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .13                .58             .19             .50             .96             .41
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.20)              (.44)           (.45)           (.47)           (.49)           (.49)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.20)              (.44)           (.45)           (.50)           (.50)           (.49)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.84        $     10.91     $     10.77     $     11.03     $     11.03     $     10.57
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.23%              5.38%           1.76%           4.69%           9.22%           4.06%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      34,140        $    35,598     $    46,542     $    53,156     $    44,688     $    31,207
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.52%(e)           1.52%           1.52%           1.52%           1.52%           1.47%
   Expenses, before waivers/
     reimbursements ...........            1.74%(e)           1.89%           1.88%           1.82%           1.90%           1.93%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.67%(e)           4.04%           4.02%           4.28%           4.53%           4.83%
Portfolio turnover rate .......              14%                26%             28%             27%            108%            389%

See footnote summary on page 149.


130 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Michigan Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.79        $     10.69     $     10.91     $     10.63     $     10.16     $     10.06
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .23                .48             .47             .49             .52             .53
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.02)               .11            (.17)            .32             .48             .09
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset
   value from operations ......             .21                .59             .30             .81            1.00             .62
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.23)              (.49)           (.52)           (.49)           (.52)           (.52)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.04)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.23)              (.49)           (.52)           (.53)           (.53)           (.52)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.77        $     10.79     $     10.69     $     10.91     $     10.63     $     10.16
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.97%              5.65%           2.66%           7.87%          10.11%           6.39%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      47,115        $    45,362     $    53,022     $    55,396     $    32,804     $    14,609
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.01%(e)           1.01%           1.01%           1.01%           1.01%            .99%
   Expenses, before waivers/
     reimbursements ...........            1.07%(e)           1.20%           1.20%           1.21%           1.44%           1.63%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.29%(e)           4.51%           4.38%           4.57%           5.01%           5.30%
Portfolio turnover rate .......               2%                18%             46%             18%            115%            287%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 131

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Michigan Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.77        $     10.67     $     10.89     $     10.62     $     10.15     $     10.05
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .19                .41             .40             .41             .45             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             -0-(f)             .10            (.18)            .32             .48             .10
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .19                .51             .22             .73             .93             .55
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.20)              (.41)           (.44)           (.41)           (.45)           (.45)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.05)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.20)              (.41)           (.44)           (.46)           (.46)           (.45)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.76        $     10.77     $     10.67     $     10.89     $     10.62     $     10.15
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.72%              4.91%           1.95%           7.06%           9.39%           5.55%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      44,024        $    47,605     $    58,034     $    53,097     $    29,436     $    14,943
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.71%(e)           1.71%           1.71%           1.71%           1.71%           1.69%
   Expenses, before waivers/
     reimbursements ...........            1.78%(e)           1.91%           1.92%           1.92%           2.16%           2.34%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.60%(e)           3.81%           3.69%           3.88%           4.34%           4.59%
Portfolio turnover rate .......               2%                18%             46%             18%            115%            287%

See footnote summary on page 149.


--------------------------------------------------------------------------------
132 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Michigan Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.77        $     10.67     $     10.89     $     10.62     $     10.14     $     10.05
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .19                .41             .40             .41             .45             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............              -0-(f)            .10            (.18)            .32             .49             .08
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .19                .51             .22             .73             .94             .54
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.20)              (.41)           (.44)           (.41)           (.45)           (.45)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.05)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.20)              (.41)           (.44)           (.46)           (.46)           (.45)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.76        $     10.77     $     10.67     $     10.89     $     10.62     $     10.14
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.72%              4.91%           1.95%           7.06%           9.50%           5.55%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      45,137        $    43,382     $    54,996     $    57,818     $    24,142     $    12,061
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.71%(e)           1.71%           1.71%           1.71%           1.71%           1.69%
   Expenses, before waivers/
     reimbursements ...........            1.77%(e)           1.90%           1.90%           1.93%           2.16%           2.34%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.60%(e)           3.82%           3.69%           3.86%           4.35%           4.60%
Portfolio turnover rate .......               2%                18%             46%             18%            115%            287%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 133

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Minnesota Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.14        $     10.15     $     10.31     $     10.09     $      9.72     $      9.67
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .21                .44             .45             .48             .52             .53
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.01)              (.01)           (.15)            .25             .38             .03
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .20                .43             .30             .73             .90             .56
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.21)              (.44)           (.46)           (.48)           (.52)           (.51)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.21)              (.44)           (.46)           (.51)           (.53)           (.51)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.13        $     10.14     $     10.15     $     10.31     $     10.09     $      9.72
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.97%              4.41%           3.05%           7.46%           9.44%           6.09%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      67,134        $    64,847     $    67,521     $    65,850     $    30,501     $    20,212
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .90%(e)            .90%            .90%            .90%            .90%            .81%
   Expenses, before waivers/
     reimbursements ...........            1.11%(e)           1.27%           1.19%           1.29%           1.49%           1.66%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.14%(e)           4.36%           4.42%           4.75%           5.23%           5.57%
Portfolio turnover rate .......               7%                19%             32%             29%             61%            307%

See footnote summary on page 149.


--------------------------------------------------------------------------------
134 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Minnesota Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.14        $     10.15     $     10.31     $     10.08     $      9.72     $      9.67
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .17                .37             .38             .40             .45             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.02)              (.01)           (.15)            .27             .37             .03
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .15                .36             .23             .67             .82             .49
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.17)              (.37)           (.39)           (.40)           (.45)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.04)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.17)              (.37)           (.39)           (.44)           (.46)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.12        $     10.14     $     10.15     $     10.31     $     10.08     $      9.72
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.52%              3.68%           2.34%           6.84%           8.61%           5.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      15,721        $    16,976     $    24,366     $    24,340     $    17,304     $    12,064
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.60%(e)           1.60%           1.60%           1.60%           1.60%           1.51%
   Expenses, before waivers/
     reimbursements ...........            1.82%(e)           1.99%           1.90%           1.99%           2.19%           2.37%
   Net investment income,
     net of waivers/
     reimbursements ..........            3.44%(e)           3.65%           3.72%           4.04%           4.52%           4.81%
Portfolio turnover rate .......               7%                19%             32%             29%             61%            307%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 135

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Minnesota Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.15        $     10.16     $     10.32     $     10.10     $      9.72     $      9.67
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .17                .37             .38             .40             .45             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.01)              (.01)           (.15)            .26             .39             .03
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .16                .36             .23             .66             .84             .49
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.17)              (.37)           (.39)           (.40)           (.45)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.04)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.17)              (.37)           (.39)           (.44)           (.46)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.14        $     10.15     $     10.16     $     10.32     $     10.10     $      9.72
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.62%              3.68%           2.34%           6.72%           8.82%           5.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      16,110        $    16,402     $    19,248     $    20,401     $    11,434     $     7,524
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.60%(e)           1.60%           1.60%           1.60%           1.60%           1.50%
   Expenses, before waivers/
     reimbursements ...........            1.81%(e)           1.98%           1.89%           1.99%           2.19%           2.36%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.44%(e)           3.65%           3.70%           4.01%           4.51%           4.84%
Portfolio turnover rate .......               7%                19%             32%             29%             61%            307%

See footnote summary on page 149.


--------------------------------------------------------------------------------
136 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         New Jersey Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $        9.84        $      9.80     $     10.03     $     10.11     $      9.92     $      9.93
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .21                .45             .45             .48             .52             .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             .01                .04            (.22)           (.05)            .20            (.02)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .22                .49             .23             .43             .72             .50
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.22)              (.45)           (.46)           (.48)           (.52)           (.51)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.22)              (.45)           (.46)           (.51)           (.53)           (.51)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $        9.84        $      9.84     $      9.80     $     10.03        $ 10.11$            9.92
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            2.20%              5.05%           2.39%           4.42%           7.33%           5.31%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      73,872        $    76,164     $    81,632     $    94,865     $    80,489     $    49,667
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .87%(e)            .87%            .87%            .87%            .87%            .85%
   Expenses, before waivers/
     reimbursements ...........            1.00%(e)           1.16%           1.13%           1.11%           1.13%           1.23%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.29%(e)           4.60%           4.53%           4.80%           5.04%           5.36%
Portfolio turnover rate .......              27%                15%             45%             49%            111%            224%

See footnote summary on page 149.



--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 137

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         New Jersey Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $        9.84        $      9.80     $     10.04     $     10.11     $      9.92     $      9.93
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .18                .38             .38             .41             .44             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             .01                .04            (.23)           (.04)            .20            (.02)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .19                .42             .15             .37             .64             .43
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.18)              (.38)           (.39)           (.41)           (.44)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.18)              (.38)           (.39)           (.44)           (.45)           (.44)

                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $        9.85        $      9.84     $      9.80     $     10.04     $     10.11     $      9.92
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.95%              4.41%           1.56%           3.79%           6.56%           4.53%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      73,147        $    83,835     $   110,294     $   127,025     $   103,889     $    62,149
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.57%(e)           1.57%           1.57%           1.57%           1.57%           1.55%
   Expenses, before waivers/
     reimbursements ...........            1.71%(e)           1.87%           1.84%           1.82%           1.84%           1.94%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.58%(e)           3.89%           3.83%           4.10%           4.33%           4.63%
Portfolio turnover rate .......              27%                15%             45%             49%            111%            224%

See footnote summary on page 149.


--------------------------------------------------------------------------------
138 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         New Jersey Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $        9.84        $      9.81     $     10.04     $     10.11     $      9.93     $      9.93
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .18                .38             .38             .41             .44             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............             .01                .03            (.22)           (.04)            .19            (.01)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .19                .41             .16             .37             .63             .44
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.18)              (.38)           (.39)           (.41)           (.44)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.18)              (.38)           (.39)           (.44)           (.45)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $        9.85        $      9.84     $      9.81     $     10.04     $     10.11     $      9.93
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.95%              4.30%           1.66%           3.78%           6.45%           4.63%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      36,159        $    37,926     $    45,633     $    56,295     $    46,025     $    31,115
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.57%(e)           1.57%           1.57%           1.57%           1.57%           1.54%
   Expenses, before waivers/
     reimbursements ...........            1.71%(e)           1.86%           1.83%           1.81%           1.83%           1.93%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.59%(e)           3.89%           3.83%           4.10%           4.34%           4.64%
Portfolio turnover rate .......              27%                15%             45%             49%            111%            224%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 139

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Ohio Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.10        $     10.05     $     10.02     $     10.01     $      9.77     $      9.86
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .22                .44             .46             .50             .54             .54
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.04)               .05             .05             .04             .23            (.12)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .18                .49             .51             .54             .77             .42
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.21)              (.44)           (.48)           (.51)           (.53)           (.51)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.02)             -0-             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.21)              (.44)           (.48)           (.53)           (.53)           (.51)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.07        $     10.10     $     10.05     $     10.02     $     10.01     $      9.77
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.81%              5.02%           5.20%           5.57%           8.04%           4.54%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      80,623        $    78,184     $    75,102     $    70,223     $    46,855     $    32,490
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .85%(e)            .85%            .85%            .85%            .85%            .76%
   Expenses, before waivers/
     reimbursements ...........             .98%(e)           1.14%           1.15%           1.15%           1.20%           1.29%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.27%(e)           4.38%           4.59%           4.99%           5.42%           5.57%
Portfolio turnover rate .......              13%                33%             23%             34%             32%            307%

See footnote summary on page 149.


--------------------------------------------------------------------------------
140 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Ohio Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.09        $     10.04     $     10.02     $     10.01     $      9.77     $      9.86
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .18                .37             .39             .43             .47             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.02)               .05             .04             .05             .24            (.11)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .16                .42             .43             .48             .71             .35
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.18)              (.37)           (.41)           (.44)           (.47)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)             -0-             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.18)              (.37)           (.41)           (.47)           (.47)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.07        $     10.09     $     10.04     $     10.02     $     10.01     $      9.77
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.56%              4.30%           4.37%           4.87%           7.33%           3.78%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      63,464        $    70,121     $    83,422     $    73,159     $    54,575     $    40,812
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.55%(e)           1.55%           1.55%           1.55%           1.55%           1.47%
   Expenses, before waivers/
     reimbursements ...........            1.68%(e)           1.85%           1.86%           1.85%           1.91%           2.00%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.57%(e)           3.69%           3.88%           4.29%           4.72%           4.84%
Portfolio turnover rate .......              13%                33%             23%             34%             32%            307%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 141

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Ohio Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.09        $     10.05     $     10.02     $     10.02     $      9.77     $      9.86
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .18                .37             .39             .43             .47             .47
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.02)               .04             .05             .04             .25            (.12)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .16                .41             .44             .47             .72             .35
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.18)              (.37)           (.41)           (.44)           (.47)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.03)             -0-             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.18)              (.37)           (.41)           (.47)           (.47)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.07        $     10.09     $     10.05     $     10.02     $     10.02     $      9.77
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.56%              4.19%           4.47%           4.77%           7.43%           3.78%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      46,821        $    48,233     $    54,062     $    53,883     $    36,500     $    22,909
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.55%(e)           1.55%           1.55%           1.55%           1.55%           1.46%
   Expenses, before waivers/
     reimbursements ...........            1.68%(e)           1.85%           1.85%           1.85%           1.90%           1.99%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.57%(e)           3.69%           3.89%           4.29%           4.71%           4.85%
Portfolio turnover rate .......              13%                33%             23%             34%             32%            307%

See footnote summary on page 149.


--------------------------------------------------------------------------------
142 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Pennsylvania Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.48        $     10.44     $     10.58     $     10.42     $      9.88     $      9.89
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .22                .48             .50             .51             .52             .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.05)               .04            (.14)            .18             .55            (.01)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .17                .52             .36             .69            1.07             .51
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.22)              (.48)           (.50)           (.51)           (.52)           (.52)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.02)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.22)              (.48)           (.50)           (.53)           (.53)           (.52)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.43        $     10.48     $     10.44     $     10.58     $     10.42     $      9.88
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.62%              5.06%           3.57%           6.88%          11.11%           5.35%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      74,164        $    74,132     $    84,053     $    99,426     $    96,834     $    68,288
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .95%(e)            .95%            .95%            .95%            .95%            .95%
   Expenses, before waivers/
     reimbursements ...........            1.03%(e)           1.17%           1.16%           1.13%           1.16%           1.23%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.26%(e)           4.55%           4.91%           4.98%           5.15%           5.40%
Portfolio turnover rate .......              22%                19%             17%             38%            112%            356%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 143

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Pennsylvania Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000

                                  ------------------------------------------------------------------------------------------------

Net asset value,
   beginning of period ........   $       10.48        $     10.44     $     10.58     $     10.41     $      9.88     $      9.89
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .19                .40             .44             .45             .45             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.06)               .04            (.15)            .18             .54            (.02)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .13                .44             .29             .63             .99             .43
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.18)              (.40)           (.43)           (.45)           (.45)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.01)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.18)              (.40)           (.43)           (.46)           (.46)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.43        $     10.48     $     10.44     $     10.58     $     10.41     $      9.88
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.27%              4.32%           2.84%           6.26%          10.25%           4.58%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      49,030        $    55,552     $    68,409     $    74,390     $    62,038     $    44,713
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..........            1.65%(e)           1.65%           1.65%           1.65%           1.65%           1.66%
   Expenses, before waivers/
     reimbursements ...........            1.73%(e)           1.88%           1.87%           1.84%           1.86%           1.94%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.56%(e)           3.85%           4.21%           4.35%           4.36%           4.69%
Portfolio turnover rate .......              22%                19%             17%             38%            112%            356%

See footnote summary on page 149.


--------------------------------------------------------------------------------
144 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Pennsylvania Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.48        $     10.44     $     10.58     $     10.41     $      9.88     $      9.89
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .19                .40             .44             .45             .45             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ..............            (.06)               .04            (.15)            .18             .54            (.03)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .13                .44             .29             .63             .99             .43
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.18)              (.40)           (.43)           (.45)           (.45)           (.44)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.01)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.18)              (.40)           (.43)           (.46)           (.46)           (.44)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.43        $     10.48     $     10.44     $     10.58     $     10.41     $      9.88
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.27%              4.32%           2.84%           6.26%          10.25%           4.58%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      33,794        $    36,168     $    42,917     $    46,296     $    33,334     $    23,306
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.65%(e)           1.65%           1.65%           1.65%           1.65%           1.65%
   Expenses, before waivers/
     reimbursements ...........            1.73%(e)           1.87%           1.87%           1.83%           1.86%           1.93%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.56%(e)           3.85%           4.20%           4.30%           4.42%           4.71%
Portfolio turnover rate .......              22%                19%             17%             38%            112%            356%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 145

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Virginia Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class A
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.77        $     10.75     $     10.77     $     10.54     $     10.35     $     10.32
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .25                .52             .52             .52             .54             .56
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.03)               .01            (.03)            .25             .20             .02
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .22                .53             .49             .77             .74             .58
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.25)              (.51)           (.51)           (.52)           (.54)           (.55)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.02)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.25)              (.51)           (.51)           (.54)           (.55)           (.55)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.74        $     10.77     $     10.75     $     10.77     $     10.54     $     10.35
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            2.04%              5.04%           4.66%           7.58%           7.32%           5.88%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      76,934        $    64,089     $    71,572     $    76,797     $    53,306     $    37,784
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........             .72%(e)            .72%            .72%            .72%            .72%            .67%
   Expenses, before waivers/
     reimbursements ...........            1.01%(e)           1.17%           1.15%           1.15%           1.21%           1.26%
   Net investment income,
     net of waivers/
     reimbursements ...........            4.62%(e)           4.82%           4.87%           4.95%           5.18%           5.52%
Portfolio turnover rate .......              11%                10%             25%             16%            134%            289%

See footnote summary on page 149.


--------------------------------------------------------------------------------

146 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Virginia Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class B
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $       10.75        $     10.73     $     10.75     $     10.53     $     10.34     $     10.31
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .21                .44             .45             .45             .47             .49
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.03)               .01            (.04)            .24             .20             .02
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .18                .45             .41             .69             .67             .51
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.21)              (.43)           (.43)           (.45)           (.47)           (.48)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.02)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.21)              (.43)           (.43)           (.47)           (.48)           (.48)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.72        $     10.75     $     10.73     $     10.75     $     10.53     $     10.34
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.69%              4.32%           3.94%           6.78%           6.62%           5.16%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      56,908        $    65,978     $    82,541     $    85,842     $    69,534     $    49,216
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.42%(e)           1.42%           1.42%           1.42%           1.42%           1.37%
   Expenses, before waivers/
     reimbursements ...........            1.71%(e)           1.88%           1.85%           1.86%           1.92%           1.97%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.92%(e)           4.13%           4.18%           4.27%           4.49%           4.83%
Portfolio turnover rate .......              11%                10%             25%             16%            134%            289%

See footnote summary on page 149.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 147

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Virginia Portfolio
                                  ------------------------------------------------------------------------------------------------
                                                                              Class C
                                  ------------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      March 31,                                 Year Ended September 30,
                                           2005        ---------------------------------------------------------------------------
                                    (unaudited)            2004(a)            2003            2002            2001            2000
                                  ------------------------------------------------------------------------------------------------

Net asset value,
   beginning of period ........   $       10.74        $     10.73     $     10.75     $     10.52     $     10.33     $     10.31
                                  ------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) ...             .21                .44             .45             .45             .47             .49
Net realized and unrealized
   gain (loss) on investment
   transactions ...............            (.02)               -0-            (.04)            .25             .20             .01
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ............             .19                .44             .41             .70             .67             .50
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........            (.21)              (.43)           (.43)           (.45)           (.47)           (.48)
Distributions in excess of
   net investment income ......              -0-                -0-             -0-           (.02)           (.01)             -0-
                                  ------------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............            (.21)              (.43)           (.43)           (.47)           (.48)           (.48)
                                  ------------------------------------------------------------------------------------------------
Net asset value, end of period    $       10.72        $     10.74     $     10.73     $     10.75     $     10.52     $     10.33
                                  ================================================================================================
Total Return
Total investment return based
   on net asset value(d) ......            1.79%              4.23%           3.94%           6.88%           6.62%           5.06%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $      26,851        $    28,654     $    33,486     $    34,396     $    24,116     $    16,848
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........            1.42%(e)           1.42%           1.42%           1.42%           1.42%           1.37%
   Expenses, before waivers/
     reimbursements ...........            1.71%(e)           1.87%           1.85%           1.86%           1.92%           1.96%
   Net investment income,
     net of waivers/
     reimbursements ...........            3.93%(e)           4.13%           4.17%           4.26%           4.48%           4.83%
Portfolio turnover rate .......              11%                10%             25%             16%            134%            289%

See footnote summary on page 149.


--------------------------------------------------------------------------------
148 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights
--------------------------------------------------------------------------------

(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets was as follows:

                         Class A        Class B         Class C
                         --------       --------        --------
   Arizona                 .01%            .00%            .00%
   Florida                (.02)%          (.02)%          (.02)%
Massachusetts             (.01)%           .00%           (.01)%
  Michigan                 .01%            .01%            .02%
  Minnesota                .00%            .00%            .00%
 New Jersey                .01%            .01%            .01%
    Ohio                  (.04)%          (.03)%          (.04)%
Pennsylvania               .00%            .01%            .00%
  Virginia                (.02)%          (.01)%          (.02)%

(b)   Net of fees waived and expenses reimbursed by the Adviser.

(c)   Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Amount is less than $0.001.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 149

                                                               Board of Trustees
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)

OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Robert B. Davidson III, Senior Vice President
Douglas Peebles, Senior Vice President
Jeffrey L. Phlegar, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller
Mark R. Manley, Secretary

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public
Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-5672

(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team.


--------------------------------------------------------------------------------
150 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Alliancebernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

   Wealth Strategies Funds

   Balanced Wealth Strategy
   Wealth Appreciation Strategy
   Wealth Preservation Strategy
   Tax-Managed Balanced Wealth Strategy
   Tax-Managed Wealth Appreciation Strategy
   Tax-Managed Wealth Preservation Strategy

   Blended Style Funds

   U.S. Large Cap Portfolio
   International Portfolio
   Tax-Managed International Portfolio

   Growth Funds

   Domestic
   Growth Fund
   Mid-Cap Growth Fund
   Large Cap Growth Fund*
   Small Cap Growth Portfolio

   Global & International
   All-Asia Investment Fund
   Global Health Care Fund*
   Global Research Growth Fund
   Global Technology Fund*
   Greater China '97 Fund
   International Growth Fund*
   International Research Growth Fund*
   New Europe Fund

   Value Funds

   Domestic
   Balanced Shares
   Focused Growth & Income Fund*
   Growth & Income Fund
   Real Estate Investment Fund
   Small/Mid-Cap Value Fund*
   Utility Income Fund
   Value Fund
   Global & International
   Global Value Fund
   International Value Fund

   Taxable Bond Funds

   Americas Government Income Trust
   Corporate Bond Portfolio
   Emerging Market Debt Fund
   Global Strategic Income Trust
   High Yield Fund
   Multi-Market Strategy Trust
   Quality Bond Portfolio
   Short Duration Portfolio
   U.S. Government Portfolio

   Municipal Bond Funds

   National
   Insured National
   Arizona
   California
   Insured California
   Florida
   Massachusetts
   Michigan
   Minnesota
   New Jersey
   New York
   Ohio
   Pennsylvania
   Virginia

--------------------------------------------------------------------------------
   Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
   Intermediate California
   Intermediate Diversified
   Intermediate New York

--------------------------------------------------------------------------------
   Closed-End Funds
--------------------------------------------------------------------------------
   All-Market Advantage Fund
   ACM Income Fund
   ACM Government Opportunity Fund
   ACM Managed Dollar Income Fund
   ACM Managed Income Fund
   ACM Municipal Securities Income Fund
   California Municipal Income Fund
   National Municipal Income Fund
   New York Municipal Income Fund
   The Spain Fund
   World Dollar Government Fund
   World Dollar Government Fund II

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II - 151

NOTES


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152 - ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO]         ALLIANCEBERNSTEIN(SM)
               Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MUNIIISR0305



ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.    CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.    DESCRIPTION OF EXHIBIT
       -----------    ----------------------
       11 (b) (1)     Certification of Principal Executive Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)     Certification of Principal Financial Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

         By:    /s/ Marc O. Mayer
                -----------------
                Marc O. Mayer
                President

Date:    May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:    /s/ Marc O. Mayer
                -----------------
                Marc O. Mayer
                President

Date:    May 27, 2005

         By:    /s/ Mark D. Gersten
                -------------------
                Mark D. Gersten
                Treasurer and Chief Financial Officer

Date:    May 27, 2005